UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC    20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts    02116

(Address of principal executive offices)                (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 62.1% of Net Assets
	Belgium – 1.7%
192,125	Anheuser-Busch InBev SA/NV	$23,909,406

	Canada – 1.5%
523,500	CGI Group, Inc., Class A(b)	20,959,673

	China – 3.1%
370,320	Alibaba Group Holding Ltd., Sponsored ADR(b)	30,095,906
1,487,500	Hengan International Group Co. Ltd.	13,964,840

		44,060,746

	Denmark – 1.1%
264,006	Novo Nordisk AS, Class B	15,285,474

	France – 1.5%
281,881	Thales S.A.	21,098,702

	Germany – 0.6%
168,490	Brenntag AG	8,779,629

	Hong Kong – 1.5%
3,578,000	AIA Group Ltd.	21,378,835

	India – 2.2%
1,127,051	HCL Technologies Ltd.	14,535,502
790,931	HDFC Bank Ltd.	16,234,778

		30,770,280

	Ireland – 0.8%
30,752,091	Governor & Co. of the Bank of Ireland (The)(b)	11,260,009

	Italy – 0.7%
144,332	Luxottica Group S.p.A.	9,405,402

	Japan – 3.0%
355,800	Asahi Group Holdings Ltd.	11,138,105
2,495,800	Mitsubishi UFJ Financial Group, Inc.	15,459,606
407,770	Nomura Research Institute Ltd.	15,659,902

		42,257,613

	Netherlands – 1.4%
1,462,811	ING Groep NV	19,791,884

	Philippines – 0.7%
2,404,140	Universal Robina Corp.	9,486,819

	Sweden – 1.7%
480,549	Assa Abloy AB	10,059,190
567,120	Atlas Copco AB, A Shares	13,908,498

		23,967,688

Shares	Description	Value (†)
Common Stocks – continued
	Switzerland – 2.0%
35,570	Geberit AG, (Registered)	$12,047,646
59,533	Roche Holding AG	16,497,094

		28,544,740

	United Kingdom – 2.8%
4,877,354	Legal & General Group PLC	19,245,557
504,251	London Stock Exchange Group PLC	20,401,025

		39,646,582

	United States – 35.8%
137,674	Alexion Pharmaceuticals, Inc.(b)	26,261,316
125,542	Allergan PLC(b)	39,231,875
25,483	Alphabet, Inc., Class C(b)	19,338,539
37,285	Alphabet, Inc., Class A(b)	29,008,103
25,232	Amazon.com, Inc.(b)	17,054,056
50,032	AutoZone, Inc.(b)	37,119,241
344,964	Comcast Corp., Class A	19,466,319
259,140	Facebook, Inc., Class A(b)	27,121,592
102,751	FactSet Research Systems, Inc.	16,704,230
231,225	Genesee & Wyoming, Inc., Class A(b)	12,414,470
111,262	Goldman Sachs Group, Inc. (The)	20,052,750
955	Hawaiian Telcom Holdco, Inc.(b)	23,741
643,049	Jarden Corp.(b)	36,730,959
106,207	LyondellBasell Industries NV, Class A	9,229,388
116,455	M&T Bank Corp.	14,112,017
25,809	Mettler-Toledo International, Inc.(b)	8,752,606
19,128	Priceline Group, Inc. (The)(b)	24,387,244
216,922	Schlumberger Ltd.	15,130,310
31,858	Sherwin-Williams Co. (The)	8,270,337
184,764	Starwood Hotels & Resorts Worldwide, Inc.	12,800,450
263,238	Texas Instruments, Inc.	14,428,075
154,187	TransDigm Group, Inc.(b)	35,224,020
186,060	Travelers Cos., Inc. (The)	20,998,732
178,260	UnitedHealth Group, Inc.	20,970,506
356,751	Wells Fargo & Co.	19,392,984

		504,223,860

	Total Common Stocks (Identified Cost $753,150,915)	874,827,342

Principal Amount
Bonds and Notes – 31.5%
Non-Convertible Bonds – 30.7%
	Argentina – 0.2%
$382,136	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	390,734
1,755,000	YPF S.A., 8.750%, 4/04/2024, 144A	1,702,350

		2,093,084

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Australia – 0.1%
$110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	$119,273
500,000	Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	560,141
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	89,055
120,000	Sydney Airport Finance Co. Pty Ltd., 5.125%, 2/22/2021, 144A	130,037
950,000	Telstra Corp. Ltd., 3.125%, 4/07/2025, 144A(c)	911,212

		1,809,718

	Belgium – 0.1%
350,000	Anheuser-Busch InBev SA/NV, EMTN, 6.500%, 6/23/2017, (GBP)	552,150
440,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	436,464

		988,614

	Brazil – 0.9%
600,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	605,100
2,293,302	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	540,867
800,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	696,000
6,600(††)	Brazil Letras do Tesouro Nacional, Zero Coupon, 7/01/2016, (BRL)(c)	1,556,587
2,250(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	461,007
1,115(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	210,455
2,300,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	484,272
1,000,000	CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	665,000
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	328,500
240,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	218,400
800,000	Gerdau Trade, Inc., 5.750%, 1/30/2021, 144A	634,000
226,000	GTL Trade Finance, Inc., 5.893%, 4/29/2024, 144A	160,460
915,000	Itau Unibanco Holding S.A., 2.850%, 5/26/2018, 144A	870,165
1,825,000	Petrobras Global Finance BV, 4.375%, 5/20/2023(c)	1,204,500
320,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	238,400
775,000	Petrobras Global Finance BV, 5.750%, 1/20/2020	608,375
1,125,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	728,437

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brazil – continued
$300,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	$195,000
600,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	192,000
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	436,250
1,106,000	Vale Overseas Ltd., 6.875%, 11/21/2036(c)	773,138
470,000	Vale S.A., 5.625%, 9/11/2042	310,834

		12,117,747

	Canada – 0.5%
1,085,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	826,277
495,000	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A	496,663
5,065,000	Canadian Government, 1.250%, 9/01/2018, (CAD)(c)	3,732,660
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(c)	976,479
185,000	Magna International, Inc., 1.900%, 11/24/2023, (EUR)	202,536
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	479,883

		6,714,498

	Chile – 0.4%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A(c)	1,457,399
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	203,556
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(c)	435,672
1,160,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(c)	1,092,356
550,000	Corpbanca S.A., 3.125%, 1/15/2018	535,950
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	269,848
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	756,250
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,097,365
400,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	368,000

		6,216,396

	China – 0.3%
800,000	Baidu, Inc., 2.250%, 11/28/2017	800,090
700,000	Baidu, Inc., 3.250%, 8/06/2018	708,966
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	414,852

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	China – continued
$1,200,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023(c)	$1,123,161
485,000	CNOOC Finance 2015 Australia Pty Ltd., 2.625%, 5/05/2020(c)	474,114
480,000	CNOOC Finance 2015 USA LLC, 3.500%, 5/05/2025(c)	456,886
1,000,000	Parkson Retail Group Ltd., 4.500%, 5/03/2018	886,155

		4,864,224

	Colombia – 0.2%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	500,887
610,000	Ecopetrol S.A., 4.125%, 1/16/2025	488,000
600,000	Ecopetrol S.A., 5.875%, 9/18/2023(c)	552,000
490,000	Ecopetrol S.A., 5.875%, 5/28/2045	347,900
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	389,079
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	643,648
1,220,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A	244,000
580,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A	116,000
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	64,105

		3,345,619

	Dominican Republic – 0.1%
1,410,000	Dominican Republic International Bond, 5.500%, 1/27/2025, 144A	1,357,125
425,000	Dominican Republic International Bond, 8.625%, 4/20/2027, 144A	493,000

		1,850,125

	France – 0.3%
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	430,313
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	15,075
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	345,257
435,000	Credit Agricole S.A., 4.375%, 3/17/2025, 144A	421,719
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500% , (GBP)(d)	564,158
1,065,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A(c)	1,010,365
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A	982,151

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	France – continued
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750% , (EUR)(d)	$527,067

		4,296,105

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	342,654
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	406,771

		749,425

	Hungary – 0.2%
1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024	1,456,350
980,000	Hungary Government International Bond, 5.750%, 11/22/2023	1,096,522

		2,552,872

	Iceland – 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A(c)	1,134,289

	India – 0.4%
550,000	Axis Bank Ltd., 3.250%, 5/21/2020, 144A	551,622
1,155,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A(c)	1,195,633
990,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	1,039,288
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,430,785
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	811,084
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	720,630

		5,749,042

	Indonesia – 0.6%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	287,502
525,000	Indonesia Government International Bond, 4.750%, 1/08/2026, 144A	518,642
725,000	Indonesia Government International Bond, 5.125%, 1/15/2045, 144A	655,651
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	261,227
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	61,193
12,100,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	689,169
24,000,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)(c)	1,692,936
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(c)	987,566

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Indonesia – continued
$400,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	$410,000
1,400,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A(c)	1,272,641
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	586,000
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	487,500

		7,910,027

	Italy – 0.6%
440,000	Italy Buoni Poliennali Del Tesoro, 1.500%, 6/01/2025, (EUR)	478,490
2,860,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(c)	3,459,899
2,295,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 8/01/2023, 144A, (EUR)(c)	3,135,995
725,000	UniCredit SpA, EMTN, 6.950%, 10/31/2022, (EUR)	920,696
870,000	Wind Acquisition Finance S.A., 7.375%, 4/23/2021, 144A	822,150

		8,817,230

	Jamaica – 0.1%
665,000	Jamaica Government International Bond, 6.750%, 4/28/2028	660,012

	Japan – 0.3%
900,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.700%, 3/05/2018, 144A(c)	892,508
940,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.150%, 9/14/2018, 144A(c)	937,309
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(c)	1,171,285
850,000	SoftBank Group Corp., 4.500%, 4/15/2020, 144A	845,750

		3,846,852

	Korea – 0.6%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(c)	429,705
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	611,135
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	604,373
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A(c)	603,752
400,000	KEB Hana Bank, 4.000%, 11/03/2016, 144A	407,777
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A(c)	403,276
400,000	Korea Development Bank (The), 4.625%, 11/16/2021(c)	438,592
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	406,140

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Korea – continued
2,589,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)(c)	$2,248,621
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(c)	1,132,468
950,000	Shinhan Bank, 2.250%, 4/15/2020, 144A(c)	936,311
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	179,200
200,000	Woori Bank, 5.875%, 4/13/2021, 144A	224,162

		8,625,512

	Luxembourg – 0.1%
970,000	ArcelorMittal, 7.750%, 3/01/2041	655,963
430,000	INEOS Group Holdings S.A., 5.750%, 2/15/2019, (EUR)	467,302
500,000	Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	447,500

		1,570,765

	Mexico – 1.0%
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	550,059
300,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A	298,875
640,000	Cemex Finance LLC, 6.000%, 4/01/2024, 144A	548,800
300,000	Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	294,238
505,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	422,306
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	483,517
746,500(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	4,480,966
186,200(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(c)	1,111,700
395,000(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(c)	2,521,221
135,113(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(c)	877,466
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	177,895
780,000	Petroleos Mexicanos, 4.250%, 1/15/2025, 144A	682,500
625,000	Petroleos Mexicanos, 5.625%, 1/23/2046, 144A	478,250
135,000(†††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	703,039
925,000	Unifin Financiera S.A.P.I. de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	851,000

		14,481,832

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Morocco – 0.1%
$965,000	OCP S.A., 4.500%, 10/22/2025, 144A	$897,573
590,000	OCP S.A., 6.875%, 4/25/2044, 144A	577,740

		1,475,313

	Netherlands – 0.1%
870,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 8/04/2025	882,728
500,000	Shell International Finance BV, 3.250%, 5/11/2025(c)	487,988

		1,370,716

	New Zealand – 0.4%
2,898,168	New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)(c)	2,112,508
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(c)	1,707,516
2,590,000	New Zealand Government Bond, 5.500%, 4/15/2023, (NZD)(c)	2,031,287
120,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	120,900

		5,972,211

	Norway – 0.2%
13,275,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(c)	1,575,157
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(c)	1,749,759

		3,324,916

	Panama – 0.1%
300,000	Autoridad del Canal de Panama, 4.950%, 7/29/2035, 144A	307,095
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A	669,800
300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A	303,750

		1,280,645

	Peru – 0.2%
580,000	Southern Copper Corp., 3.875%, 4/23/2025	520,113
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(c)	981,750
1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,013,250

		2,515,113

	Philippines – 0.1%
40,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	817,129

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Philippines – continued
30,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	$647,912
175,000	Philippine Long Distance Telephone Co., EMTN, 8.350%, 3/06/2017	187,469

		1,652,510

	Poland – 0.4%
17,080,000	Poland Government Bond, 4.000%, 10/25/2023, (PLN)(c)	4,713,421
3,210,000	Poland Government Bond, 5.500%, 10/25/2019, (PLN)	921,433

		5,634,854

	Portugal – 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	400,920
225,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	223,184

		624,104

	Russia – 0.1%
77,000,000	Russian Federal Bond - OFZ, Series 5081, 6.200%, 1/31/2018, (RUB)	981,064

	Singapore – 0.2%
495,000	BOC Aviation Pte Ltd., 3.000%, 3/30/2020	486,915
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(c)	2,034,770

		2,521,685

	South Africa – 0.1%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	809,100
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	531,965

		1,341,065

	Spain – 0.3%
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)	464,502
2,115,000	Spain Government Bond, 4.300%, 10/31/2019, 144A, (EUR)(c)	2,632,973
800,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	1,061,794

		4,159,269

	Supranationals – 0.3%
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A(c)	853,440
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	1,187,029
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(c)	822,511

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranationals – continued
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(c)	$1,084,873

		3,947,853

	Sweden – 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(c)	356,585

	Switzerland – 0.1%
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	761,100

	Thailand – 0.1%
1,010,000	Siam Commercial Bank PCL (The), 3.500%, 4/07/2019, 144A(c)	1,023,805
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A(c)	930,887

		1,954,692

	Turkey – 0.3%
445,000	Akbank TAS, 4.000%, 1/24/2020, 144A	429,296
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	729,299
545,000	Export Credit Bank of Turkey, 5.000%, 9/23/2021, 144A	534,857
920,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	905,961
490,000	Turkiye Halk Bankasi AS, 4.750%, 2/11/2021, 144A	466,049
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	799,400
875,000	Yapi ve Kredi Bankasi, 5.250%, 12/03/2018, 144A	887,845

		4,752,707

	United Arab Emirates – 0.1%
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A	843,659
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	619,380

		1,463,039

	United Kingdom – 0.5%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	525,000
525,000	Barclays PLC, 3.650%, 3/16/2025	505,738
400,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 7.000% , (GBP)(d)	577,886
470,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	836,605
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	483,379

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	$246,189
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024	406,051
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	627,750
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,217,027
950,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500% (d)	986,812
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A	345,382
250,000	Standard Chartered PLC, EMTN, (fixed rate to 10/21/2020, variable rate thereafter), 4.000%, 10/21/2025, (EUR)	273,954
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	133,931
115,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	170,415
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	155,371

		7,491,490

	United States – 19.8%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	17,277
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,790,566
45,000	AECOM, 5.750%, 10/15/2022	46,350
45,000	AECOM, 5.875%, 10/15/2024	45,900
1,110,000	AES Corp. (The), 4.875%, 5/15/2023	971,250
635,000	AES Corp. (The), 5.500%, 3/15/2024	566,737
975,000	Alcoa, Inc., 5.900%, 2/01/2027	894,562
8,000,000	Ally Financial, Inc., 3.750%, 11/18/2019	7,890,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	762,694
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	141,255
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,995,840
180,087	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	182,466
51,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	67,065
80,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	61,247
400,000	Antero Resources Corp., 5.125%, 12/01/2022	304,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$175,000	Antero Resources Corp., 5.375%, 11/01/2021	$140,000
6,901	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(f)	7,022
495,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	366,300
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,036,000
95,000	Avon Products, Inc., 8.700%, 3/15/2043	68,400
200,000	Bank of America Corp., 5.490%, 3/15/2019	215,659
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	113,831
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	44,000
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	15,478
6,320,000	California Resources Corp., 5.000%, 1/15/2020	2,251,500
670,000	California Resources Corp., 5.500%, 9/15/2021	211,050
90,000	California Resources Corp., 6.000%, 11/15/2024	27,450
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	1,945,125
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	390,150
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	40,975
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	462,825
1,025,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	717,500
190,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	129,675
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	890,968
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	91,350
495,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	139,590
190,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	55,100
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	27,075
100,000	Chesapeake Energy Corp., 7.250%, 12/15/2018	39,500
780,000	Chevron Corp., 2.419%, 11/17/2020(c)	775,612
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,450,490
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	502,629

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,538,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	$2,344,477
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	149,575
90,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	75,600
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	270,300
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,025,100
164,506	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	171,909
280,000	Continental Resources, Inc., 3.800%, 6/01/2024	197,240
25,000	Continental Resources, Inc., 4.500%, 4/15/2023	17,961
155,000	Cummins, Inc., 5.650%, 3/01/2098	161,826
181,325	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	203,537
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	45,340
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	55,383
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,248
300,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	273,610
395,000	DISH DBS Corp., 5.000%, 3/15/2023	342,662
1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	1,330,550
315,000	DPL, Inc., 6.750%, 10/01/2019	315,000
310,000	DR Horton, Inc., 4.375%, 9/15/2022	308,062
235,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	266,725
600,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	578,257
575,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	550,894
150,000	Foot Locker, Inc., 8.500%, 1/15/2022(f)	165,192
25,000	Ford Motor Co., 6.375%, 2/01/2029	28,160
50,000	Ford Motor Co., 6.625%, 2/15/2028	55,308
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,430,450
40,000	Ford Motor Co., 7.125%, 11/15/2025	46,766
530,000	Ford Motor Co., 7.400%, 11/01/2046	647,806

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$5,000	Ford Motor Co., 7.500%, 8/01/2026	$5,938
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,847,450
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,050,395
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,024,694
2,370,000	Freeport-McMoRan, Inc., 3.875%, 3/15/2023(c)	1,350,900
145,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	76,850
1,685,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	876,200
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	712,544
150,000	Frontier Communications Corp., 11.000%, 9/15/2025, 144A	148,500
205,000	FTS International, Inc., 6.250%, 5/01/2022	57,400
275,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	198,000
50,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	50,751
740,700	General Electric Co., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 4.000% (d)(g)	740,700
5,000,000	General Motors Financial Co., Inc., 2.400%, 4/10/2018	4,975,455
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	230,222
195,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	131,625
500,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	332,500
215,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	130,075
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,326,486
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	130,099
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	233,297
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	441,179
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	597,725
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,682,708
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,261,956
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	174,075
70,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(e)	68,906

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$425,000	Halcon Resources Corp., 8.875%, 5/15/2021	$108,375
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	464,576
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,057,500
20,000	HCA, Inc., 4.750%, 5/01/2023	19,800
225,000	HCA, Inc., 7.050%, 12/01/2027	226,688
90,000	HCA, Inc., 7.500%, 12/15/2023	96,300
820,000	HCA, Inc., 7.500%, 11/06/2033	873,300
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,616,250
395,000	HCA, Inc., 8.360%, 4/15/2024	446,350
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	210,113
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	79,500
855,000	Hecla Mining Co., 6.875%, 5/01/2021	624,150
585,000	Hercules, Inc., 6.500%, 6/30/2029	494,325
310,000	Hexion, Inc., 7.875%, 2/15/2023(f)(h)	81,975
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	489,981
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	492,275
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	461,250
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,339,062
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	722,650
45,000	iStar, Inc., 3.875%, 7/01/2016	44,888
145,000	iStar, Inc., 4.875%, 7/01/2018	142,100
3,460,000	iStar, Inc., 5.000%, 7/01/2019	3,360,525
70,000	iStar, Inc., 5.850%, 3/15/2017	71,225
200,000	iStar, Inc., 7.125%, 2/15/2018	207,000
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	29,520
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,225
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	691,649

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$30,000	Jefferies Group LLC, 5.125%, 1/20/2023	$29,764
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	988,426
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	723,946
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,577,339
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	10,050
110,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	73,700
165,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	102,300
1,665,000	KB Home, 8.000%, 3/15/2020	1,804,444
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	189,288
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	55,688
140,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	143,150
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023, 144A	327,937
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025, 144A	756,200
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	141,075
165,000	Masco Corp., 6.500%, 8/15/2032	166,650
865,000	Masco Corp., 7.750%, 8/01/2029	960,150
2,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	3,063,690
410,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	367,975
965,000	Micron Technology, Inc., 5.500%, 2/01/2025	839,550
1,230,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	1,063,950
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,279,850
825,000	Morgan Stanley, 2.125%, 4/25/2018	826,101
220,000	Morgan Stanley, 2.500%, 1/24/2019	221,201
450,000	Morgan Stanley, 3.750%, 2/25/2023	460,920
725,000	Morgan Stanley, 5.750%, 1/25/2021	813,994
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	367,027
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,182,133

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		United States – continued
$600,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	$702,455
100,000		Morgan Stanley, Series F, MTN, 0.765%, 10/18/2016(e)	99,794
25,000		MPLX LP, 4.500%, 7/15/2023, 144A	22,368
95,000		MPLX LP, 4.875%, 6/01/2025, 144A	85,025
3,000,000		Navient Corp., 5.000%, 10/26/2020	2,632,500
95,000		Navient Corp., 5.875%, 10/25/2024	76,000
175,000		Navient LLC, 4.875%, 6/17/2019	161,000
915,000		Navient LLC, 5.500%, 1/25/2023	732,000
1,600	(††††)	Navient LLC, 6.000%, 12/15/2043	26,267
40,000		Navient LLC, MTN, 4.625%, 9/25/2017	39,400
60,000		Navient LLC, MTN, 5.500%, 1/15/2019	56,100
1,130,000		Navient LLC, MTN, 7.250%, 1/25/2022	1,056,550
10,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	9,525
2,560,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(l)	1,715,200
360,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	378,900
1,335,000		Neptune Finco Corp., 10.875%, 10/15/2025, 144A	1,400,081
4,457,000		New Albertson’s, Inc., 7.450%, 8/01/2029	3,944,445
525,000		New Albertson’s, Inc., 7.750%, 6/15/2026	483,000
4,775,000		New Albertson’s, Inc., 8.000%, 5/01/2031	4,345,250
2,110,000		New Albertson’s, Inc., 8.700%, 5/01/2030	1,993,950
1,265,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,018,325
365,000		Newell Rubbermaid, Inc., 4.000%, 12/01/2024	336,941
50,000		Newfield Exploration Co., 5.625%, 7/01/2024	42,625
20,000		NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	15,800
1,970,000		Noble Energy, Inc., 5.625%, 5/01/2021	1,927,028
135,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	86,400
220,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	136,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$290,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	$208,075
420,000	Old Republic International Corp., 4.875%, 10/01/2024	430,401
60,000	ONEOK Partners LP, 4.900%, 3/15/2025	50,534
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	19,064
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	56,238
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	142,100
7,000	Owens Corning, 6.500%, 12/01/2016	7,202
535,000	Owens Corning, 7.000%, 12/01/2036	586,503
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	2,898,287
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	529,200
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	796,775
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	249,150
365,000	QEP Resources, Inc., 5.250%, 5/01/2023	259,150
85,000	QEP Resources, Inc., 5.375%, 10/01/2022	61,200
255,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	242,888
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,361,700
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	507,000
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	410,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	50,850
476,000	Qwest Corp., 6.875%, 9/15/2033	456,768
115,000	Qwest Corp., 7.250%, 9/15/2025	122,333
480,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	454,200
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	156,000
230,000	Range Resources Corp., 4.875%, 5/15/2025, 144A	174,800
850,000	Range Resources Corp., 5.000%, 8/15/2022	635,375
220,000	Range Resources Corp., 5.000%, 3/15/2023	163,900
1,075,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	952,318

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$230,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	$206,809
80,000	Reynolds American, Inc., 6.750%, 6/15/2017	85,400
665,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	611,800
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(c)	951,636
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	25,063
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	652,800
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	417,900
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	800,850
2,675,000	Springleaf Finance Corp., 5.250%, 12/15/2019	2,541,250
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	325,050
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	131,300
400,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	405,000
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,638,427
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,680,000
26,000	Sprint Communications, Inc., 6.000%, 12/01/2016	25,951
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,212,600
120,000	Sprint Corp., 7.125%, 6/15/2024	86,550
2,840,000	Sprint Corp., 7.875%, 9/15/2023	2,132,840
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,633,550
610,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	507,825
235,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	217,375
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024, 144A	1,163,662
520,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	479,700
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	92,750
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,101,600
820,000	Textron, Inc., 5.950%, 9/21/2021	917,617
90,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	70,630

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
565,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	$730,957
85,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	76,810
945,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	448,875
171,000	TransDigm, Inc., 6.500%, 7/15/2024	170,060
185,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	179,219
90,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	87,975
5,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	4,863
5,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	4,999,610
3,785,000	U.S. Treasury Note, 0.250%, 5/15/2016	3,782,339
7,500,000	U.S. Treasury Note, 0.375%, 3/31/2016	7,500,292
8,530,000	U.S. Treasury Note, 0.375%, 10/31/2016	8,503,676
25,000,000	U.S. Treasury Note, 0.500%, 6/30/2016	24,994,150
8,520,000	U.S. Treasury Note, 0.500%, 11/30/2016	8,497,371
8,490,000	U.S. Treasury Note, 0.625%, 8/31/2017(c)	8,435,613
2,000,000	U.S. Treasury Note, 0.625%, 11/30/2017	1,983,438
9,545,000	U.S. Treasury Note, 0.875%, 7/15/2017(c)	9,528,964
10,255,000	U.S. Treasury Note, 1.000%, 3/15/2018(i)	10,219,343
10,170,000	U.S. Treasury Note, 1.500%, 7/31/2016(c)	10,221,247
12,810	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	13,581
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	655,591
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,608,650
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	315,266
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	817,225
770,000	United States Steel Corp., 7.500%, 3/15/2022	377,300
116,268	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	128,476
62,604	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	67,613
439,449	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	455,928

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$230,000	USG Corp., 9.750%, 1/15/2018	$255,875
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	115,900
25,000	Viacom, Inc., 4.375%, 3/15/2043	18,313
145,000	Viacom, Inc., 5.250%, 4/01/2044	119,640
30,000	Viacom, Inc., 5.850%, 9/01/2043	26,939
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	70,723
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	374,845
625,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	471,875
555,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	420,412
55,000	Windstream Services LLC, 7.500%, 6/01/2022	42,213
1,470,000	Windstream Services LLC, 7.500%, 4/01/2023	1,105,881
765,000	Windstream Services LLC, 7.750%, 10/01/2021	601,959
500,000	WPX Energy, Inc., 5.250%, 1/15/2017	467,500
125,000	Xerox Corp., 6.750%, 2/01/2017	130,991
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	20,258

		278,476,112

	Total Non-Convertible Bonds (Identified Cost $461,507,564)	432,451,031

Convertible Bonds – 0.8%
	United States – 0.8%
495,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	475,200
190,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	169,931
565,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	265,550
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	229,400
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	708,213
275,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	135,438
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,871,016
440,000	KB Home, 1.375%, 2/01/2019	393,525
1,015,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	976,303

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	United States – continued
$2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	$2,785,750
1,450,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	1,462,687
1,290,000	Rovi Corp., 0.500%, 3/01/2020, 144A	1,127,137
40,000	RPM International, Inc., 2.250%, 12/15/2020	45,525
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	107,719

	Total Convertible Bonds (Identified Cost $9,321,649)	10,753,394

Municipals – 0.0%
	United States – 0.0%
415,000	State of Illinois, 5.100%, 6/01/2033	392,444
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	100,208

	Total Municipals (Identified Cost $453,103)	492,652

	Total Bonds and Notes (Identified Cost $471,282,316)	443,697,077

Senior Loans – 0.3%
	United States – 0.3%
1,823,438	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(e)	1,807,938
1,065,000	Flying Fortress, Inc., New Term Loan, 3.500%, 4/30/2020(e)	1,061,677
447,266	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(e)	434,219
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(e)	113,700
14,410	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(e)	6,539
900,355	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(e)	887,039

	Total Senior Loans (Identified Cost $4,363,718)	4,311,112

Shares
Preferred Stocks – 0.1%
Convertible Preferred Stock – 0.1%
	United States – 0.1%
2,585	Alcoa, Inc., Series 1, 5.375%	86,106
460	Chesapeake Energy Corp., 5.000%	7,489
40	Chesapeake Energy Corp., 5.750%	7,975

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stock – continued
	United States – continued
720	Chesapeake Energy Corp., 5.750%	$147,150
100	Chesapeake Energy Corp., Series A, 5.750% 144A	19,938
1,976	El Paso Energy Capital Trust I, 4.750%	80,028

	Total Convertible Preferred Stocks (Identified Cost $671,830)	348,686

Principal Amount (‡)
Short-Term Investments – 0.0%
$67,110	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2015 at 0.000% to be repurchased at $67,110 on 1/04/2016 collateralized by $67,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $68,490 including accrued interest(k) (Identified Cost $67,110)	67,110

	Total Investments – 94.0% (Identified Cost $1,229,535,889)(a)	1,323,251,327
	Other assets less liabilities – 6.0%	84,970,272

	Net Assets – 100.0%	$1,408,221,599

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the funds included in net assets (reflected at absolute value) were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Illiquid securities[2]	Percentage of Net Assets	Other fair valued securities[3]	Percentage of Net Assets
$283,521,241	21.3%	$1,715,200	0.1%	$254,189	Less than 0.1%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.
[2]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[3]	Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized appreciation on investments based on a cost of $1,230,585,926 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$153,798,165
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(61,132,764)

Net unrealized appreciation	$92,665,401

(b)	Non-income producing security.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.

(d)	Perpetual bond with no specified maturity date.
(e)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(f)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of these securities amounted to $254,189 or less than 0.1% of net assets.
(g)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(h)	Illiquid security. At December 31, 2015, the value of these securities amounted to $81,975 or less than 0.1% of net assets.
(i)	A portion of this security has been pledged as collateral for open forward foreign currency contracts.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Illiquid security. At December 31, 2015, the value of these securities amounted to $1,715,200 or 0.1% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $99,369,121 or 7.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	3/16/2016	Australian Dollar	1,543,000	$1,120,454	$(13,475)
Sell[1]	3/09/2016	Brazilian Real	9,095,000	2,253,264	77,592
Buy[1]	3/16/2016	British Pound	3,740,000	5,514,162	(124,618)
Sell[1]	3/08/2016	Canadian Dollar	2,895,000	2,092,584	72,137
Buy[2]	3/16/2016	Euro	24,250,000	26,400,950	(307,394)

Sell[1]	3/16/2016	Indonesian Rupiah	39,600,000,000	2,823,009	(24,422)
Buy[1]	3/16/2016	Japanese Yen	2,276,500,000	18,971,312	453,547
Sell[3]	3/16/2016	Mexican Peso	107,500,000	6,206,008	196,040
Sell[1]	3/16/2016	New Zealand Dollar	8,162,000	5,558,458	(81,756)
Sell[3]	3/16/2016	Norwegian Krone	4,200,000	474,162	9,749
Sell[4]	3/16/2016	Polish Zloty	24,720,000	6,293,171	(94,886)
Sell[3]	3/16/2016	Swedish Krona	3,100,000	367,982	(10,763)

Total					$151,751

At December 31, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
3/16/2016	Norwegian Krone	14,180,000	Euro[1]	1,485,159	$16,030

[1]	Counterparty is Credit Suisse International
[2]	Counterparty is Morgan Stanley & Co.
[3]	Counterparty is UBS AG
[4]	Counterparty is Citibank N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
Belgium	$—	$23,909,406	$—		$23,909,406
China	30,095,906	13,964,840	—		44,060,746
Denmark	—	15,285,474	—		15,285,474
France	—	21,098,702	—		21,098,702
Germany	—	8,779,629	—		8,779,629
Hong Kong	—	21,378,835	—		21,378,835
India	16,234,778	14,535,502	—		30,770,280
Ireland	—	11,260,009	—		11,260,009
Italy	—	9,405,402	—		9,405,402
Japan	—	42,257,613	—		42,257,613
Philippines	—	9,486,819	—		9,486,819
Sweden	—	23,967,688	—		23,967,688
Switzerland	—	28,544,740	—		28,544,740
United Kingdom	—	39,646,582	—		39,646,582
All Other Common Stocks*	544,975,417	—	—		525,183,533

Total Common Stocks	591,306,101	283,521,241	—		874,827,342

Bonds and Notes
Non-Convertible Bonds
United States	26,267	278,195,656	254,189	(a)	278,476,112
All Other Non-Convertible Bonds*	—	153,974,919	—		153,974,919

Total Non-Convertible Bonds	26,267	432,170,575	254,189	432,451,031

Convertible Bonds*	—	10,753,394	—	10,753,394
Municipals*	—	492,652	—	492,652

Total Bonds and Notes	26,267	443,416,621	254,189	443,697,077

Senior Loans*	—	4,311,112	—	4,311,112
Convertible Preferred Stocks*	166,134	175,063	7,489	348,686
Short-Term Investments	—	67,110	—	67,110

Total Investments	571,706,618	751,283,031	261,678	1,323,251,327

Forward Foreign Currency Contracts (unrealized appreciation)	—	825,095	—	825,095

Total	$571,706,618	$752,108,126	$261,678	$1,324,076,422

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(657,314)	$—	$(657,314)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
United States	$171,786	$1,559	$—	$(83,458)	$—	$—	$164,300	$—	$254,189	$(83,458)
Preferred Stocks
Convertible Preferred Stocks
United States	—	—	—	(15,684)	—	—	23,173	—	7,489	(15,684)

Total	$171,786	$1,559	$—	$(99,142)	$—	$—	$187,473	$—	$261,678	$(99,142)

A debt security valued at $164,300 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A preferred stock valued at $23,173 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of December 31, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$825,095

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(657,314)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Citibank N.A.	$(94,886)	$—
Morgan Stanley & Co.	(307,394)	86,698

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$911,793	$230,061

These amounts include cash received as collateral of $340,000.

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	10.6%
Internet Software & Services	7.5
Banks	6.9
Pharmaceuticals	5.8
Insurance	4.4
Aerospace & Defense	4.1
Banking	3.9
IT Services	3.6
Internet & Catalog Retail	2.9
Specialty Retail	2.6
Diversified Financial Services	2.6
Household Durables	2.6
Beverages	2.5
Other Investments, less than 2% each	34.0
Short-Term Investments	0.00

Total Investments	94.0
Other assets less liabilities (including forward foreign currency contracts)	6.0

Net Assets	100.0%

Currency Exposure Summary at December 31, 2015 (Unaudited)

United States Dollar	64.9%
Euro	7.6
British Pound	3.4
Japanese Yen	3.0
Hong Kong Dollar	2.5
Indian Rupee	2.3
Canadian Dollar	2.1
Swiss Franc	2.0
Other, less than 2% each	6.2

Total Investments	94.0
Other assets less liabilities (including forward foreign currency contracts)	6.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets
	Air Freight & Logistics – 5.7%
1,245,296	Expeditors International of Washington, Inc.	$56,162,849
531,803	United Parcel Service, Inc., Class B	51,175,403

		107,338,252

	Beverages – 10.6%
1,632,633	Coca-Cola Co. (The)	70,137,914
585,947	Monster Beverage Corp.(b)	87,282,665
713,051	SABMiller PLC, Sponsored ADR	42,733,146

		200,153,725

	Biotechnology – 2.3%
273,771	Amgen, Inc.	44,441,246

	Capital Markets – 3.4%
143,502	Greenhill & Co., Inc.	4,105,592
1,145,783	SEI Investments Co.	60,039,029

		64,144,621

	Communications Equipment – 8.3%
3,370,360	Cisco Systems, Inc.	91,522,126
1,314,485	QUALCOMM, Inc.	65,704,533

		157,226,659

	Consumer Finance – 1.0%
277,471	American Express Co.	19,298,108

	Diversified Financial Services – 1.8%
209,489	FactSet Research Systems, Inc.	34,056,627

	Energy Equipment & Services – 2.5%
672,769	Schlumberger Ltd.	46,925,638

	Food Products – 3.7%
5,177,211	Danone, Sponsored ADR	70,461,842

	Health Care Equipment & Supplies – 2.4%
573,122	Varian Medical Systems, Inc.(b)	46,308,258

	Health Care Technology – 1.6%
489,509	Cerner Corp.(b)	29,453,757

	Hotels, Restaurants & Leisure – 2.4%
617,810	Yum! Brands, Inc.	45,131,021

	Household Products – 3.4%
821,571	Procter & Gamble Co. (The)	65,240,953

	Internet & Catalog Retail – 6.5%
181,969	Amazon.com, Inc.(b)	122,991,027

	Internet Software & Services – 15.3%
967,045	Alibaba Group Holding Ltd., Sponsored ADR(b)	78,591,747

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
71,156	Alphabet, Inc., Class A(b)	$55,360,080
71,333	Alphabet, Inc., Class C(b)	54,133,187
973,299	Facebook, Inc., Class A(b)	101,865,473

		289,950,487

	IT Services – 5.9%
193,843	Automatic Data Processing, Inc.	16,422,379
1,220,380	Visa, Inc., Class A	94,640,469

		111,062,848

	Pharmaceuticals – 7.8%
500,724	Merck & Co., Inc.	26,448,242
596,076	Novartis AG, Sponsored ADR	51,286,379
1,212,018	Novo Nordisk AS, Sponsored ADR	70,394,005

		148,128,626

	Semiconductors & Semiconductor Equipment – 2.6%
143,126	Analog Devices, Inc.	7,917,730
895,109	ARM Holdings PLC, Sponsored ADR	40,494,731

		48,412,461

	Software – 9.5%
832,500	Autodesk, Inc.(b)	50,724,225
949,430	Microsoft Corp.	52,674,376
2,085,697	Oracle Corp.	76,190,512

		179,589,113

	Specialty Retail – 1.5%
380,306	Lowe’s Cos., Inc.	28,918,468

	Total Common Stocks (Identified Cost $1,652,299,099)	1,859,233,737

Principal Amount
Short-Term Investments – 9.1%
$172,310,202	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $172,310,776 on 1/04/2016 collateralized by $177,310,000 U.S. Treasury Note, 1.750% due 2/28/2022 valued at $175,758,538 including accrued interest(c) (Identified Cost $172,310,202)	172,310,202

	Total Investments – 107.3% (Identified Cost $1,824,609,301)(a)	2,031,543,939
	Other assets less liabilities – (7.3)%	(138,381,134)

	Net Assets – 100.0%	$1,893,162,805

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2015, the net unrealized appreciation on investments based on a cost of $1,824,609,301 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$244,011,970
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(37,077,332)

Net unrealized appreciation	$206,934,638

At September 30, 2015, the Fund had a capital loss carryforward of $18,909,834 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,859,233,737	$—	$—	$1,859,233,737
Short-Term Investments	—	172,310,202	—	172,310,202

Total	$1,859,233,737	$172,310,202	$—	$2,031,543,939

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2015 there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2015 (Unaudited)

Internet Software & Services	15.3%
Beverages	10.6
Software	9.5
Communications Equipment	8.3
Pharmaceuticals	7.8
Internet & Catalog Retail	6.5
IT Services	5.9
Air Freight & Logistics	5.7
Food Products	3.7
Household Products	3.4
Capital Markets	3.4
Semiconductors & Semiconductor Equipment	2.6
Energy Equipment & Services	2.5
Health Care Equipment & Supplies	2.4
Hotels, Restaurants & Leisure	2.4
Biotechnology	2.3
Other Investments, less than 2% each	5.9
Short-Term Investments	9.1

Total Investments	107.3
Other assets less liabilities	(7.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 89.9% of Net Assets
Non-Convertible Bonds – 85.2%
	ABS Home Equity – 2.4%
$300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.851%, 6/17/2031, 144A(b)	$287,527
214,520	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	219,347
145,469	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	152,110
120,965	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	122,806
162,708	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	166,689
37,054	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.650%, 2/25/2035(b)	36,179
76,451	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	77,182
77,655	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.626%, 5/25/2035(b)	72,887
274,569	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.692%, 4/25/2035(b)	220,076
147,552	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.692%, 11/20/2035(b)	137,991
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.672%, 11/25/2023(b)	247,661
234,518	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.197%, 7/19/2035(b)	221,283
67,795	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.129%, 12/25/2034(b)	65,408
144,921	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	118,676
83,949	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 3.740%, 3/25/2036(b)	68,376
310,103	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.922%, 1/25/2036(b)(c)	199,931
117,696	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	111,853
389,401	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.868%, 3/25/2035(b)	335,636
82,733	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.671%, 5/25/2036(b)	74,863
254,951	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	253,139
496,638	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.901%, 1/25/2047(b)	446,864
96,082	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 1.017%, 4/25/2047(b)	80,690

		3,717,174

	ABS Other – 0.5%
291,548	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	283,145

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$97,609	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	$103,669
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	448,276

		835,090

	Aerospace & Defense – 2.9%
55,000	Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	57,200
125,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	113,750
125,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	127,344
115,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	116,725
770,000	KLX, Inc., 5.875%, 12/01/2022, 144A	731,500
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,387,500
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	945,000
620,000	TransDigm, Inc., 6.000%, 7/15/2022	606,050
515,000	TransDigm, Inc., 6.500%, 7/15/2024	512,167

		4,597,236

	Airlines – 0.2%
102,686	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	104,226
154,105	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	155,261

		259,487

	Automotive – 1.2%
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	246,000
620,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	554,900
310,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A	316,200
735,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	700,088

		1,817,188

	Banking – 4.1%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,960,188
2,100,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	520,906
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,371,514
395,000	Deutsche Bank AG, 4.500%, 4/01/2025	363,364

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	$462,409
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)(d)	660,648
1,025,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(d)	1,115,915

		6,454,944

	Brokerage – 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	449,400

	Building Materials – 1.2%
890,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	658,600
50,000	Masco Corp., 6.500%, 8/15/2032	50,500
345,000	Masco Corp., 7.750%, 8/01/2029	382,950
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	257,250
555,000	Vulcan Materials Co., 4.500%, 4/01/2025	549,450

		1,898,750

	Cable Satellite – 5.8%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	785,062
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	475,594
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	625,000
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	434,300
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,413
760,000	CSC Holdings LLC, 5.250%, 6/01/2024	666,900
75,000	CSC Holdings LLC, 6.750%, 11/15/2021	73,687
895,000	DISH DBS Corp., 5.125%, 5/01/2020	886,050
1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	1,441,800
220,000	Neptune Finco Corp., 10.125%, 1/15/2023, 144A	229,350
200,000	Neptune Finco Corp., 10.875%, 10/15/2025, 144A	209,750
150,000	Sirius XM Radio, Inc., 5.750%, 8/01/2021, 144A	154,500
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,467,403
515,000	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, 5.000%, 1/15/2025, 144A	491,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	$264,337
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	492,275
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	375,000
130,000	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	125,450

		9,213,696

	Chemicals – 0.8%
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,275,950

	Construction Machinery – 0.5%
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	792,000

	Consumer Cyclical Services – 1.0%
455,000	Interval Acquisition Corp., 5.625%, 4/15/2023, 144A	451,588
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,089,525

		1,541,113

	Electric – 1.7%
520,000	AES Corp. (The), 5.500%, 4/15/2025	453,050
525,000	Dynegy, Inc., 7.375%, 11/01/2022	456,750
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(d)	1,710,402
10,512	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	10,933

		2,631,135

	Environmental – 0.2%
335,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	331,650

	Finance Companies – 5.6%
740,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021	752,025
685,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.000%, 10/01/2021	705,550
515,000	Aircastle Ltd., 5.500%, 2/15/2022	527,875
600,000	iStar, Inc., 4.000%, 11/01/2017	588,300
505,000	iStar, Inc., 5.000%, 7/01/2019	490,481
1,015,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	923,650
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	582,806

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
$870,000		Navient Corp., 5.000%, 10/26/2020	$763,425
200,000		Navient Corp., 5.875%, 3/25/2021	178,000
435,000		Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	435,000
540,000		Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	522,450
1,335,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,271,588
1,110,000		Springleaf Finance Corp., 7.750%, 10/01/2021	1,093,350

			8,834,500

		Financial Other – 1.1%
695,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019(d)	688,745
180,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	175,950
804,000		Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	816,060

			1,680,755

		Food & Beverage – 0.3%
1,800,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	378,995
600,000		Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	119,432

			498,427

		Gaming – 0.9%
725,000		MGM Resorts International, 6.000%, 3/15/2023	719,563
600,000		MGM Resorts International, 6.750%, 10/01/2020	616,500

			1,336,063

		Government Owned—No Guarantee – 1.3%
335,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	203,513
530,000		Petrobras Global Finance BV, 6.250%, 3/17/2024	380,275
545,000		Petrobras Global Finance BV, 6.750%, 1/27/2041	348,800
575,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	373,750
145,000		Petrobras Global Finance BV, 7.250%, 3/17/2044	97,875
129,850	(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(d)	676,219

			2,080,432

		Healthcare – 4.7%
360,000		Amsurg Corp., 5.625%, 7/15/2022	356,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$435,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	$412,706
560,000	ExamWorks Group, Inc., 5.625%, 4/15/2023	557,200
145,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	141,375
260,000	HCA, Inc., 5.375%, 2/01/2025	256,750
170,000	HCA, Inc., 7.050%, 12/01/2027	171,275
655,000	HCA, Inc., 7.500%, 12/15/2023	700,850
145,000	HCA, Inc., 7.500%, 11/06/2033	154,425
590,000	HCA, Inc., 7.690%, 6/15/2025	635,725
480,000	HCA, Inc., 8.360%, 4/15/2024	542,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	883,550
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	545,900
305,000	LifePoint Health, Inc., 5.500%, 12/01/2021	310,338
65,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	65,325
235,000	Team Health, Inc., 7.250%, 12/15/2023, 144A	243,225
310,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	285,975
675,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	626,062
705,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	571,050

		7,460,531

	Home Construction – 1.4%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)	23,220
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	502,500
800,000	Lennar Corp., 4.750%, 5/30/2025	782,000
915,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	894,412
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(f)	2
900,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(f)	8,226

		2,210,360

	Independent Energy – 7.0%
800,000	Antero Resources Corp., 5.125%, 12/01/2022	608,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$110,000	Antero Resources Corp., 5.375%, 11/01/2021	$88,000
90,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	60,525
1,260,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	844,200
370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	192,400
650,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	393,250
75,000	California Resources Corp., 5.000%, 1/15/2020	26,719
845,000	California Resources Corp., 5.500%, 9/15/2021	266,175
380,000	California Resources Corp., 6.000%, 11/15/2024	115,900
1,360,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	377,482
70,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	20,300
110,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	31,020
300,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	87,000
70,000	Concho Resources, Inc., 5.500%, 10/01/2022	63,700
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	115,625
505,000	Continental Resources, Inc., 3.800%, 6/01/2024	355,736
215,000	Continental Resources, Inc., 4.500%, 4/15/2023	154,469
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	329,475
170,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	117,300
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	29,325
490,000	Halcon Resources Corp., 9.750%, 7/15/2020	142,100
145,000	Matador Resources Co., 6.875%, 4/15/2023	134,850
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	280,850
180,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	126,000
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	415,350
60,000	Newfield Exploration Co., 5.625%, 7/01/2024	51,150
1,295,000	Noble Energy, Inc., 5.875%, 6/01/2022(d)	1,231,933
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	400,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$485,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	$347,987
405,000	QEP Resources, Inc., 5.250%, 5/01/2023	287,550
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	374,400
1,000,000	Rex Energy Corp., 6.250%, 8/01/2022	200,000
150,000	Rex Energy Corp., 8.875%, 12/01/2020	23,625
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	738,000
105,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	96,600
460,000	RSP Permian, Inc., 6.625%, 10/01/2022	423,200
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	178,200
70,000	Sanchez Energy Corp., 7.750%, 6/15/2021	42,700
920,000	SM Energy Co., 5.000%, 1/15/2024	598,000
35,000	SM Energy Co., 6.125%, 11/15/2022	25,725
395,000	Southwestern Energy Co., 4.950%, 1/23/2025	248,850
115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	27,600
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	41,525
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	331,695

		11,044,491

	Industrial Other – 0.2%
330,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	341,550

	Integrated Energy – 0.2%
100,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A	20,000
800,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A	152,000
580,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A	116,000

		288,000

	Life Insurance – 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	345,950

	Media Entertainment – 1.3%
470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	434,162

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	$1,126,125
481,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	473,785

		2,034,072

	Metals & Mining – 2.1%
1,395,000	ArcelorMittal, 7.750%, 3/01/2041	943,369
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	492,900
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	150,624
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(f)(g)	27,600
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	109,812
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	168,750
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024(d)	787,187
85,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	44,200
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	173,460
440,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	412,500
200,000	Samarco Mineracao S.A., 5.375%, 9/26/2024, 144A	66,000

		3,376,402

	Midstream – 5.1%
250,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	200,310
200,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	191,500
40,000	Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023	33,218
60,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	49,747
75,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	52,774
30,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043	22,224
270,000	MPLX LP, 4.875%, 12/01/2024, 144A	242,325
365,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	273,750
570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	450,300
445,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	384,987
295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	278,056

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	$273,350
985,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	906,200
480,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025, 144A	406,200
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	393,125
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	691,900
1,863,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	1,550,948
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	73,150
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	518,400
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	258,750
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	13,575
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	344,350
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	341,100
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	171,900

		8,122,139

	Non-Agency Commercial Mortgage-Backed Securities – 2.2%
935,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.476%, 5/15/2018, 144A(b)(g)	935,000
1,690,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(b)	1,663,589
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/05/2030, 144A(b)	804,683
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	127,332

		3,530,604

	Oil Field Services – 0.3%
130,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	78,922
155,000	Noble Holding International Ltd., 5.250%, 3/15/2042	85,941
435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(g)	60,900
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(g)	126,700
35,000	Parker Drilling Co., 6.750%, 7/15/2022	23,756
155,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	72,075

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$40,000	Transocean, Inc., 4.300%, 10/15/2022	$21,200

		469,494

	Packaging – 0.9%
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	771,988
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	658,750

		1,430,738

	Pharmaceuticals – 2.7%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,486,100
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	518,075
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	233,200
55,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	50,600
1,880,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,677,900
335,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	315,737

		4,281,612

	Property & Casualty Insurance – 0.5%
786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	707,400

	Retailers – 1.4%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	44,306
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	502,868
205,000	Dillard’s, Inc., 7.750%, 5/15/2027(d)	238,420
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	41,233
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,019,475
255,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	233,962
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	72,800

		2,153,064

	Supermarkets – 0.6%
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	752,675
140,000	SUPERVALU, Inc., 7.750%, 11/15/2022	127,050

		879,725

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – 3.3%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.000%, 3/03/2016, (INR)	$463,408
5,420,000,000	International Bank for Reconstruction & Development, 4.500%, 8/03/2017, (COP)(d)	1,673,208
496,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)(d)	699,241
21,150,000	International Bank for Reconstruction & Development, Series GDIF, 5.000%, 5/24/2017, (INR)	311,696
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(d)	1,563,612
2,175,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)(d)	528,872

		5,240,037

	Technology – 5.8%
1,545,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,564,312
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,939,650
550,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	475,750
60,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	57,750
75,000	CommScope, Inc., 4.375%, 6/15/2020, 144A	75,563
330,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	316,388
480,000	Equinix, Inc., 5.375%, 1/01/2022	492,000
1,765,000	First Data Corp., 7.000%, 12/01/2023, 144A	1,765,000
510,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	448,800
515,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	445,475
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	509,850
430,000	Qorvo, Inc., 6.750%, 12/01/2023, 144A	438,600
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	271,906
405,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	402,975

		9,204,019

	Transportation Services – 0.1%
275,000	APL Ltd., 8.000%, 1/15/2024(g)	203,500

	Treasuries – 8.9%
55,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	34,016
55,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	33,680

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
20,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	$12,383
107,066	(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)(d)	624,201
131,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	789,346
116,500	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(d)	756,587
151,030	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(d)	1,111,091
1,050,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	225,592
2,250,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)(d)	500,474
15,000		U.S. Treasury Note, 0.875%, 5/15/2017	14,991
5,000,000		U.S. Treasury Note, 1.000%, 12/31/2017	4,993,750
5,000,000		U.S. Treasury Note, 1.250%, 12/15/2018	4,989,455

			14,085,566

		Wireless – 2.4%
100,000		Altice Luxembourg S.A., 7.250%, 5/15/2022, 144A, (EUR)	101,611
355,000		Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	306,188
785,000		Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	708,462
6,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	330,036
6,100,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	337,311
380,000		Numericable-SFR SAS, 4.875%, 5/15/2019, 144A	376,675
786,000		Sprint Capital Corp., 6.875%, 11/15/2028	548,235
370,000		T-Mobile USA, Inc., 6.125%, 1/15/2022	380,175
515,000		T-Mobile USA, Inc., 6.731%, 4/28/2022	536,888
200,000		Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	198,000

			3,823,581

		Wirelines – 1.9%
705,000		CenturyLink, Inc., 7.650%, 3/15/2042	539,325
130,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	117,650
60,000,000		Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	15,596
405,000		Frontier Communications Corp., 9.000%, 8/15/2031	340,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$340,000	Frontier Communications Corp., 10.500%, 9/15/2022, 144A	$338,725
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	720,862
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	329,475
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	35,350
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	88,613
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	444,375

		2,970,171

	Total Non-Convertible Bonds (Identified Cost $153,642,267)	134,447,996

Convertible Bonds – 4.7%
	Building Materials – 0.8%
50,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	44,719
575,000	Lennar Corp., 3.250%, 11/15/2021, 144A	1,198,515

		1,243,234

	Consumer Cyclical Services – 0.5%
615,000	Jarden Corp., 1.125%, 3/15/2034	754,528
25,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	27,953

		782,481

	Consumer Products – 0.2%
870,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	428,475

	Diversified Operations – 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	147,800

	Energy – 0.3%
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	535,106

	Leisure – 0.6%
1,035,000	Rovi Corp., 0.500%, 3/01/2020, 144A	904,331

	Metals & Mining – 0.3%
420,000	RTI International Metals, Inc., 1.625%, 10/15/2019	429,713

	Midstream – 0.8%
420,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	197,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Midstream – continued
$1,570,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	$1,067,600

		1,265,000

	Pharmaceuticals – 0.6%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	74,458
644,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	860,545

		935,003

	REITs - Mortgage – 0.0%
30,000	Redwood Trust, Inc., 4.625%, 4/15/2018	27,938

	Technology – 0.5%
306,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	293,760
120,000	MercadoLibre, Inc., 2.250%, 7/01/2019	133,725
340,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	282,625
81,000	Nuance Communications, Inc., 1.500%, 11/01/2035	86,923

		797,033

	Total Convertible Bonds (Identified Cost $9,354,102)	7,496,114

	Total Bonds and Notes (Identified Cost $162,996,369)	141,944,110

Senior Loans – 1.8%
	Consumer Cyclical Services – 0.3%
487,281	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	428,808

	Media Entertainment – 0.0%
88,413	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	40,117

	Other Utility – 0.2%
241,747	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	234,695
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	90,012

		324,707

	Supermarkets – 0.3%
545,875	Albertson’s LLC, Term Loan B4, 5.500%, 8/25/2021(b)	540,624

	Transportation Services – 0.1%
98,500	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	94,314

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wirelines – 0.9%
$1,215,625	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	$1,205,292
159,324	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(b)(g)	154,146

		1,359,438

	Total Senior Loans (Identified Cost $2,909,144)	2,788,008

Shares
Preferred Stocks – 1.9%
Convertible Preferred Stocks – 1.6%
	Electric – 0.5%
5,356	Dominion Resources, Inc., Series B, 6.000%	287,457
7,126	Dominion Resources, Inc., Series A, 6.125%	378,248
1,424	Dominion Resources, Inc., 6.375%	68,466

		734,171

	Metals & Mining – 0.3%
15,526	Alcoa, Inc., Series 1, 5.375%	517,171

	Midstream – 0.1%
137	Chesapeake Energy Corp., 5.750%	27,314
988	Chesapeake Energy Corp., 5.750%	201,922
20	Chesapeake Energy Corp., 5.750%, 144A	4,088

		233,324

	Pharmaceuticals – 0.6%
860	Allergan PLC, Series A, 5.500%	885,955

	REITs—Mortgage – 0.1%
2,107	iStar, Inc., Series J, 4.500%	104,718

	Total Convertible Preferred Stocks (Identified Cost $3,194,345)	2,475,339

Non-Convertible Preferred Stocks – 0.3%
	Finance Companies – 0.3%
12,925	iStar, Inc., Series E, 7.875%	296,758
7,500	iStar, Inc., Series F, 7.800%	173,250

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Finance Companies – continued
550	iStar, Inc., Series G, 7.650%	$12,595

		482,603

	Total Non-Convertible Preferred Stocks (Identified Cost $417,822)	482,603

	Total Preferred Stocks (Identified Cost $3,612,167)	2,957,942

Common Stocks – 0.4%
	Electric Utilities – 0.1%
1,973	NextEra Energy, Inc.	204,975

	Energy Equipment & Services – 0.0%
4,625	Hercules Offshore, Inc.(i)	10,036

	Oil, Gas & Consumable Fuels – 0.2%
14,882	Kinder Morgan, Inc.	222,039

	Trading Companies & Distributors – 0.1%
2,696	United Rentals, Inc.(i)	195,568

	Total Common Stocks (Identified Cost $914,174)	632,618

Warrants – 0.0%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(i)(j)(n)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(i)	1,353

	Total Warrants (Identified Cost $29,891)	1,353

Other Investments – 0.6%
	Aircraft ABS – 0.6%
100	ECAF I Blocker Ltd.(j)(n) (Identified Cost $1,000,000)	980,000

Principal Amount
Short-Term Investments – 10.5%
$38,076	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2015 at 0.000% to be repurchased at $38,076 on 1/04/2016 collateralized by $38,400 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $38,848 including accrued interest(k)	38,076
16,372,261	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $16,372,316 on 1/04/2016 collateralized by $16,640,000 U.S. Treasury Note, 2.000% due 10/31/2021 valued at $16,702,400 including accrued interest(k)	16,372,261
200,000	U.S. Treasury Bills, 0.160%, 1/28/2016(l)(m)	199,983

	Total Short-Term Investments (Identified Cost $16,610,315)	16,610,320

	Total Investments – 105.1% (Identified Cost $188,072,060)(a)	165,914,351
	Other assets less liabilities – (5.1)%	(8,091,429)

	Net Assets – 100.0%	$157,822,922

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$1,507,846	1.0%	$980,000	0.6%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $188,278,047 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,326,753
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(26,690,449)

Net unrealized depreciation	$(22,363,696)

(b)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2015, interest payments were made in cash.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Illiquid security. At December 31, 2015, the value of these securities amounted to $1,507,846 or 1.0% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Non-income producing security.
(j)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of this security amounted to $980,000 or 0.6% of net assets.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	A portion of this security has been pledged as initial margin for open futures contracts.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	Illiquid security. At December 31, 2015, the value of these securities amounted to $980,000 or 0.6% of net assets.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $49,211,527 or 31.2% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	3/01/2016	Euro	1,130,000	$1,229,730	$(19,948)
Sell[1]	3/01/2016	Euro	1,300,000	1,414,734	(25,720)

Total					$(45,668)

[1]	Counterparty is Bank of America, N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/21/2016	67	$8,435,719	$25,880
30 Year U.S. Treasury Bond	3/21/2016	22	3,382,500	(9,916)

Total				$15,964

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$104,226	$155,261	(a)	$259,487
Non-Agency Commercial Mortgage-Backed Securities	—	2,595,604	935,000	(a)	3,530,604
All Other Non-Convertible Bonds*	—	130,657,905	—		130,657,905

Total Non-Convertible Bonds	—	133,357,735	1,090,261		134,447,996

Convertible Bonds*	—	7,496,114	—		7,496,114

Total Bonds and Notes	—	140,853,849	1,090,261		141,944,110

Senior Loans*	—	2,788,008	—		2,788,008
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	233,324	—		233,324
REITs—Mortgage	—	104,718	—		104,718
All Other Convertible Preferred Stocks*	2,137,297	—	—		2,137,297

Total Convertible Preferred Stocks	2,137,297	338,042	—		2,475,339

Non-Convertible Preferred Stocks*	482,603	—	—		482,603

Total Preferred Stocks	2,619,900	338,042	—		2,957,942

Common Stocks*	632,618	—	—		632,618
Warrants**	1,353	—	—		1,353
Other Investments*	—	—	980,000	(b)	980,000
Short-Term Investments	—	16,610,320	—		16,610,320

Total Investments	3,253,871	160,590,219	2,070,261		165,914,351

Futures Contracts (unrealized appreciation)	25,880	—	—		25,880

Total	$3,279,751	$160,590,219	$2,070,261		$165,940,231

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(45,668)	$—	$(45,668)
Futures Contracts (unrealized depreciation)	(9,916)	—	—	(9,916)

Total	$(9,916)	$(45,668)	$—	$(55,584)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Includes a security fair valued at zero using Level 2 inputs.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015.

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$750,966	$—	$—	$—	$—	$—	$—	$(750,966)	$—	$—
Airlines	—	—	—	(1,360)	—	(13,647)	170,268	—	155,261	(1,360)
Non-Agency Commercial Mortgage-Backed Securities	935,000	—	—	—	—	—	—	—	935,000	—
Other Investments
Aircraft ABS	1,000,000	—	—	(20,000)	—	—	—	—	980,000	(20,000)

Total	$2,685,966	$—	$—	$(21,360)	$—	$(13,647)	$170,268	$(750,966)	$2,070,261	$(21,360)

Debt securities valued at $750,966 were transferred from Level 3 to Level 2 during the period ended December 31, 2015. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $170,268 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended December 31, 2015, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2015:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared asset derivatives
Interest rate contracts	$25,880

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(45,668)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(9,916)

Total liability derivatives	$(45,668)	$(9,916)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(45,668)	$7,000

Timing differences may exist between when contacts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$201,983	$194,983

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	8.9%
Independent Energy	7.0
Technology	6.3
Midstream	6.0
Finance Companies	5.9
Cable Satellite	5.8
Healthcare	4.7
Banking	4.1
Pharmaceuticals	3.9
Supranational	3.3
Aerospace & Defense	2.9
Wirelines	2.8
Metals & Mining	2.7
Wireless	2.4
ABS Home Equity	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.2
Electric	2.2
Building Materials	2.0
Other Investments, less than 2% each	19.1
Short-Term Investments	10.5

Total Investments	105.1
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(5.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 93.3% of Net Assets
Non-Convertible Bonds – 86.7%
	ABS Car Loan – 0.1%
$10,499,625	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$10,534,752

	ABS Other – 2.9%
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	62,924,244
1,983,827	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	2,003,703
56,456,538	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)	56,143,768
44,878,000	John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/2019	44,640,416
11,600,000	John Deere Owner Trust, Series 2015-A, Class A4, 1.650%, 12/15/2021	11,551,412
33,960,767	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	38,387,621
11,991,641	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	12,338,536
2,972,857	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	2,897,091
6,484,089	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	6,650,350

		237,537,141

	Aerospace & Defense – 1.4%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,407,000
1,295,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,197,875
1,530,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	1,606,500
78,795,000	Textron, Inc., 5.950%, 9/21/2021	88,175,151
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	18,173,308
10,280,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	9,958,750

		120,518,584

	Airlines – 2.3%
4,413,711	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,446,814
10,805,211	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	10,947,948
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	18,706,800
260,029	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	266,036
656,622	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	698,449

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$1,626,851	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	$1,691,925
47,386,580	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	52,329,001
2,288,385	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	2,402,804
1,465,586	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,688,062
9,538,621	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	10,707,102
19,181,760	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	21,531,526
1,921,546	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,039,240
12,873,324	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	13,790,548
19,082,961	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	20,323,354
209,376	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	221,968
13,115,969	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	15,083,364
8,233,450	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	8,542,204
2,219,109	Virgin Australia Pass Through Trust, Series 2013-1A, 5.000%, 4/23/2025, 144A	2,286,104

		187,703,249

	Automotive – 1.0%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	24,619,413
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,371,910
125,000	Ford Motor Co., 6.500%, 8/01/2018	138,370
255,000	Ford Motor Co., 6.625%, 2/15/2028	282,071
2,076,000	Ford Motor Co., 7.400%, 11/01/2046	2,537,445
240,000	Ford Motor Co., 7.500%, 8/01/2026	285,011
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,251,975
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	42,769,421
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,500,350

		84,755,966

	Banking – 13.5%
13,021,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	15,787,611
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,724,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	$7,712,215
11,400,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	2,827,776
25,627,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	25,225,297
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	98,983
11,000,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	12,018,050
25,090,000	Bank of Nova Scotia, 2.130%, 6/15/2020, (CAD)	18,241,157
1,056,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,126,399
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,320,199
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	273,808
56,000,000	Citigroup, Inc., 2.500%, 9/26/2018	56,486,360
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	16,714,689
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,777,968
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	16,147,919
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	31,826,712
21,855,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	23,065,417
5,265,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	5,329,359
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	64,853,156
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,327,152
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	131,306,581
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,299,818
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	715,392
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	70,051,335
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	25,419,630
2,950,000	JPMorgan Chase & Co., EMTN, 1.063%, 5/30/2017, (GBP)(c)	4,308,663
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,130,736
100,000	Keybank NA, 6.950%, 2/01/2028	123,852
5,100,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045, 144A	5,175,337

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	$117,224,722
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034(b)	43,869,475
43,200,000	Morgan Stanley, 2.125%, 4/25/2018	43,257,672
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,851,031
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	22,507,624
56,867,000	Morgan Stanley, 5.500%, 7/24/2020	63,271,077
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,624,231
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	108,988,775
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	47,035,115
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	849,593
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	17,690,694
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	20,906,110
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	42,164,103
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,012,782
8,638,000	National City Corp., 6.875%, 5/15/2019	9,758,530
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	16,316,903
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,828,552
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,508,092

		1,121,081,552

	Brokerage – 0.9%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	49,874,073
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	18,011,531
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,258,059

		77,143,663

	Building Materials – 1.3%
10,942,000	Masco Corp., 5.850%, 3/15/2017	11,386,355
6,616,000	Masco Corp., 6.125%, 10/03/2016	6,814,348
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,118,580

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$28,539,000	Masco Corp., 7.125%, 3/15/2020	$32,962,545
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,354,750
9,300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	1,263,507
284,000	Owens Corning, 6.500%, 12/01/2016	292,215
41,379,000	Owens Corning, 7.000%, 12/01/2036	45,362,473

		110,554,773

	Cable Satellite – 1.3%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	14,282,353
13,630,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	13,917,266
2,800,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	2,197,390
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,290,159
64,548,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	70,425,224

		105,112,392

	Chemicals – 0.6%
2,270,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	2,170,007
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	48,985,000

		51,155,007

	Construction Machinery – 0.1%
6,787,000	Toro Co., 6.625%, 5/01/2037(b)	7,595,888

	Consumer Products – 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,307,481

	Diversified Manufacturing – 0.2%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,539,802
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	13,251,307

		14,791,109

	Electric – 1.8%
28,983,432	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	31,048,443
8,906,393	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	8,946,561
9,066,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	9,390,291

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	$30,499,989
2,130,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,193,482
4,491,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	5,618,789
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	45,232,158
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	10,997,421
4,294,193	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)	4,703,984

		148,631,118

	Finance Companies – 4.2%
35,063,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	39,270,560
1,874,000	GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,482,554
35,580,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	24,551,282
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	9,945,003
51,370,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	35,808,572
5,305,000	General Electric Capital Corp., Series A, MTN, 0.621%, 5/13/2024(c)	4,902,616
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,300,750
90,196,000	Navient LLC, 5.500%, 1/25/2023	72,156,800
62,425(††)	Navient LLC, 6.000%, 12/15/2043	1,024,810
1,785,000	Navient LLC, MTN, 4.625%, 9/25/2017	1,758,225
8,895,000	Navient LLC, MTN, 7.250%, 1/25/2022	8,316,825
641,000	Navient LLC, MTN, 8.000%, 3/25/2020	633,308
15,792,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	15,041,880
22,116,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)	14,817,720
14,625,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	13,930,312
18,597,000	Springleaf Finance Corp., 5.250%, 12/15/2019	17,667,150
47,260,000	Springleaf Finance Corp., 7.750%, 10/01/2021	46,551,100
19,414,000	Springleaf Finance Corp., 8.250%, 10/01/2023	19,608,140

		346,767,607

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Guaranteed – 0.4%
12,910,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	$9,380,066
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	2,955,120
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	22,702,641

		35,037,827

	Government Owned - No Guarantee – 0.8%
3,720,000	Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	4,402,620
36,975,000	Abu Dhabi National Energy Co. PJSC, 7.250%, 8/01/2018, 144A	40,986,787
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	10,924,154
10,710,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	7,068,600
8,285,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	5,033,138
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,281,451

		69,696,750

	Health Insurance – 0.0%
1,569,000	Cigna Corp., 7.875%, 5/15/2027	2,061,340
1,174,000	Cigna Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,542,063

		3,603,403

	Healthcare – 1.7%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,541,281
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	7,943,155
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	10,881,719
6,440,000	HCA, Inc., 4.750%, 5/01/2023	6,375,600
23,205,000	HCA, Inc., 5.250%, 4/15/2025	23,379,037
1,055,000	HCA, Inc., 5.375%, 2/01/2025	1,041,813
802,000	HCA, Inc., 5.875%, 3/15/2022	846,110
52,905,000	HCA, Inc., 5.875%, 5/01/2023	54,227,625
4,806,000	HCA, Inc., 7.050%, 12/01/2027	4,842,045
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,407,330
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,695,480
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,102,042

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$4,164,000	HCA, Inc., 8.360%, 4/15/2024	$4,705,320
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,672,200
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,252,080
4,785,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	3,875,850

		142,788,687

	Home Construction – 0.2%
9,200,000	PulteGroup, Inc., 6.000%, 2/15/2035	9,016,000
3,567,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,620,505
1,615,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	1,570,588

		14,207,093

	Independent Energy – 1.1%
8,105,000	Continental Resources, Inc., 3.800%, 6/01/2024	5,709,381
610,000	Continental Resources, Inc., 4.500%, 4/15/2023	438,260
9,787,000	EQT Corp., 8.125%, 6/01/2019	10,571,780
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	63,103,180
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,172,100
1,225,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,198,279
460,000	QEP Resources, Inc., 5.250%, 5/01/2023	326,600

		87,519,580

	Integrated Energy – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,327,127

	Life Insurance – 1.3%
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,592,912
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	945,552
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,140,528
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,983,885
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,330,916
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	40,379,962
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	7,328,327

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	$3,384,304
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	19,041,763

		108,128,149

	Local Authorities – 2.0%
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	28,644,233
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	120,060,568
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	13,572,966
4,171	Province of Alberta, 5.930%, 9/16/2016, (CAD)	3,084
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	486,360

		162,767,211

	Lodging – 0.7%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	56,192,120
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	103,828

		56,295,948

	Media Entertainment – 0.4%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	5,948,340
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	17,309,901
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	3,487,500
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,669,625
4,445,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	4,596,130
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	3,849,716

		36,861,212

	Metals & Mining – 2.3%
1,689,997	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(f)(g)(h)(k)	50,700
15,000,000	Alcoa, Inc., 5.400%, 4/15/2021	14,587,500
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	14,683,500
45,700,000	Alcoa, Inc., 5.900%, 2/01/2027	41,929,750
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	4,431,525
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	5,513,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$430,000	ArcelorMittal, 6.500%, 3/01/2021	$346,103
4,085,000	ArcelorMittal, 7.250%, 2/25/2022	3,288,425
47,920,000	ArcelorMittal, 7.750%, 3/01/2041	32,405,900
19,365,000	ArcelorMittal, 8.000%, 10/15/2039	13,216,613
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	16,293,750
15,701,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	10,127,145
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	1,942,805
31,210,000	United States Steel Corp., 7.000%, 2/01/2018	21,534,900
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	2,554,991
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,432,497

		188,339,904

	Midstream – 2.5%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	438,102
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	3,749,797
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,245,816
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	12,154,826
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,073,990
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,426,806
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	303,000
8,715,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	8,104,950
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	67,150
46,655,000	ONEOK Partners LP, 4.900%, 3/15/2025	39,294,614
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	10,540,544
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	52,276,583
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,483,486
1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,931,608
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	16,196,195
525,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	454,199

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	$4,194,519
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	20,566,793
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	6,379,883

		203,882,861

	Mortgage Related – 0.0%
28,821	FHLMC, 5.000%, 12/01/2031	31,767
4,269	FNMA, 6.000%, 7/01/2029	4,870

		36,637

	Natural Gas – 0.4%
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,997,378
8,900,000	NiSource Finance Corp., 6.400%, 3/15/2018	9,697,217
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	24,247,471

		35,942,066

	Non-Agency Commercial Mortgage-Backed Securities – 1.7%
11,450,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 2.831%, 12/15/2027, 144A(c)	11,313,555
537,864	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	390,036
3,514,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	2,581,090
9,785,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.281%, 10/15/2031, 144A(b)(c)	9,757,798
8,515,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.481%, 10/15/2031, 144A(b)(c)	8,499,264
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	69,544,772
7,889,293	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	5,737,968
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	19,749,006
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.795%, 8/12/2045, 144A(c)	10,113,529
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.572%, 3/15/2044, 144A(c)	2,194,710

		139,881,728

	Oil Field Services – 0.3%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	3,963,820
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	22,942,841

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$587,000	Transocean Ltd., 7.375%, 4/15/2018	$516,560

		27,423,221

	Packaging – 0.1%
5,735,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	5,849,700

	Paper – 1.3%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	4,898,207
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	25,618,522
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	834,683
1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,443,986
7,049,000	International Paper Co., 8.700%, 6/15/2038	9,066,924
5,270,000	MeadWestvaco Corp., 7.550%, 3/01/2047(b)	6,138,601
4,273,000	MeadWestvaco Corp., 8.200%, 1/15/2030	5,537,022
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	29,970,181
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,469,459
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	16,111,180

		108,088,765

	Property & Casualty Insurance – 0.3%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,908,011
3,250,000	Loews Corp., 2.625%, 5/15/2023	3,096,759
1,889,000	MBIA Insurance Corp., 11.581%, 1/15/2033, 144A(c)(h)	354,188
5,630,000	Old Republic International Corp., 4.875%, 10/01/2024	5,769,427
7,609,000	Sirius International Group, 6.375%, 3/20/2017, 144A	7,772,692
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,544,583
1,043,000	XLIT Ltd., 6.375%, 11/15/2024	1,215,822

		23,661,482

	Railroads – 0.2%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,155,193
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)	232,054
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	1,533,766

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Railroads – continued
$191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	$188,827

		13,109,840

	Real Estate Operations/Development – 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	10,786,409

	REITs – Apartments – 0.2%
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	17,218,781

	REITs – Diversified – 0.0%
380,000	Duke Realty LP, 5.950%, 2/15/2017	396,753

	REITs – Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	6,970,232

	REITs – Office Property – 0.3%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	21,701,993

	REITs – Shopping Centers – 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,178,159

	REITs – Single Tenant – 0.4%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,663,471
22,701,000	Realty Income Corp., 6.750%, 8/15/2019	25,821,389

		35,484,860

	Restaurants – 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	9,428,920

	Retailers – 0.4%
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,242,450
1,696,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	1,556,080
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	3,677,085
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,512,670
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	12,036,537
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,148,600
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,243,150

		35,416,572

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – 0.5%
$33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	$38,112,110

	Supermarkets – 0.7%
23,950,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/2022, 144A	25,431,787
1,120,000	Delhaize Group, 5.700%, 10/01/2040	1,152,369
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,510,314
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,836,575
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,166,250
989,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	796,145
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	15,647,450

		59,540,890

	Supranational – 0.2%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	7,947,652
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	9,349,470

		17,297,122

	Technology – 1.6%
4,335,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	4,389,187
1,000,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,005,000
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,119,262
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,559,448
7,487,000	Corning, Inc., 7.250%, 8/15/2036	8,644,580
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	7,940,843
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	74,137,411
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,167,055
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	16,305,463
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,536,426
1,692,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,078,789
561,000	Xerox Corp., 6.350%, 5/15/2018	599,766
7,110,000	Xerox Corp., 6.750%, 2/01/2017	7,450,740

		134,933,970

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Transportation Services – 0.7%
$2,824,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	$3,330,809
47,741,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	58,181,479

			61,512,288

		Treasuries – 26.4%
372,145,000		Canadian Government, 0.250%, 5/01/2017, (CAD)	268,171,931
132,000,000		Canadian Government, 0.750%, 9/01/2020, (CAD)	95,482,258
312,405,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	226,445,648
209,501,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	154,392,108
61,795,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	46,507,247
90,055,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	66,046,625
4,159,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	3,048,450
2,755,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	17,532,507
2,965,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	18,675,053
7,555,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	49,064,518
1,925,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	13,059,128
23,970,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	176,341,426
36,850,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	26,889,729
109,763,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	79,767,292
290,574,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	37,495,770
974,276,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	115,427,433
416,760,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	52,996,340
43,590,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	9,365,308
23,848,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	5,304,579
1,040,764,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	5,594,386
391,985,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,265,505
1,195,394,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	6,949,031
82,105,000		U.S. Treasury Note, 0.375%, 3/31/2016	82,108,202
110,000,000		U.S. Treasury Note, 0.375%, 4/30/2016	109,987,130

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$125,000,000	U.S. Treasury Note, 0.500%, 6/30/2016	$124,970,750
250,000,000	U.S. Treasury Note, 0.500%, 1/31/2017	249,082,000
150,000,000	U.S. Treasury Note, 0.500%, 3/31/2017	149,314,500

		2,192,284,854

	Wireless – 0.5%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	30,798,380
58,200,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	3,218,282
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	4,445,167
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	459,000
1,609,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,134,345
985,000	Sprint Corp., 7.125%, 6/15/2024	710,431

		40,765,605

	Wirelines – 4.9%
33,710,000	AT&T, Inc., 2.625%, 12/01/2022	31,960,181
26,815,000	AT&T, Inc., 3.000%, 2/15/2022	26,286,155
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	382,899
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	2,860,075
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	60,489,000
670,000	CenturyLink, Inc., 7.650%, 3/15/2042	512,550
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	3,717,550
4,508,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	3,448,620
195,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	176,475
24,103,000	Embarq Corp., 7.995%, 6/01/2036	24,826,090
265,000	Frontier Communications Corp., 7.875%, 1/15/2027	217,300
1,365,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,146,600
825,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	862,125
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	922,692
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	4,178,281

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	$11,266,879
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,148,900
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,479,250
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	2,939,978
333,000	Qwest Corp., 6.500%, 6/01/2017	348,475
12,308,000	Qwest Corp., 6.875%, 9/15/2033	11,810,708
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,655,786
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,308,205
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	42,814,147
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,595,300
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	573,224
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,089,674
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	17,275,127
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	6,661,202
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	14,916,491
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	10,620,272
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	43,721,333
32,509,000	Verizon Communications, Inc., 2.450%, 11/01/2022	30,772,369
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,262,460
2,095,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,207,367

		410,453,740

	Total Non-Convertible Bonds (Identified Cost $7,513,153,319)	7,201,122,731

Convertible Bonds – 5.5%
	Finance Companies – 0.1%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	4,610,341

	Midstream – 0.3%
45,925,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	21,584,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Property & Casualty Insurance – 1.1%
$72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	$92,328,619

	Technology – 4.0%
35,120,000	Intel Corp., 2.950%, 12/15/2035	44,931,650
137,016,000	Intel Corp., 3.250%, 8/01/2039	227,874,735
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	16,488,040
367,170	Liberty Media LLC, 3.500%, 1/15/2031	325,155
45,525,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	45,923,344

		335,542,924

	Total Convertible Bonds (Identified Cost $343,608,992)	454,066,634

Municipals – 1.1%
	District of Columbia – 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	19,753,114

	Illinois – 0.7%
24,640,000	State of Illinois, 5.100%, 6/01/2033	23,300,816
33,395,000	State of Illinois, Series B, 5.520%, 4/01/2038	29,828,748

		53,129,564

	Michigan – 0.0%
2,275,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,962,756

	Ohio – 0.1%
5,075,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	4,375,767

	Virginia – 0.1%
13,605,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	10,487,142

	Total Municipals (Identified Cost $87,800,167)	89,708,343

	Total Bonds and Notes (Identified Cost $7,944,562,478)	7,744,897,708

Senior Loans – 0.5%
	Finance Companies – 0.4%
19,598,903	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	19,513,256
10,740,851	AWAS Finance Luxembourg S.a.r.l., Term Loan B, 3.500%, 6/10/2016(c)	10,691,658

		30,204,914

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Supermarkets – 0.1%
$9,003,549	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(c)	$8,870,386

	Total Senior Loans (Identified Cost $39,336,142)	39,075,300

Shares
Common Stocks – 3.8%
	Automobiles – 0.7%
4,063,816	Ford Motor Co.	57,259,168

	Electronic Equipment, Instruments & Components – 3.1%
14,324,579	Corning, Inc.	261,853,304

	Total Common Stocks (Identified Cost $219,251,828)	319,112,472

Preferred Stocks – 0.2%
	Metals & Mining – 0.0%
340,285	ArcelorMittal, 6.000%	2,215,255

	Midstream – 0.0%
43,031	Chesapeake Energy Corp., 5.000%	700,545

	REITs – Diversified – 0.2%
279,210	Weyerhaeuser Co., Series A, 6.375%	14,038,679

	Total Preferred Stocks (Identified Cost $26,097,136)	16,954,479

Principal Amount (‡)
Short-Term Investments – 1.0%
$81,258,059	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $81,258,330 on 1/04/2016 collateralized by $78,845,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $82,885,806 including accrued interest(i) (Identified Cost $81,258,059)	81,258,059

	Total Investments – 98.8% (Identified Cost $8,310,505,643)(a)	8,201,298,018
	Other assets less liabilities – 1.2%	98,208,063

	Net Assets – 100.0%	$8,299,506,081

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$153,531,845	1.8%	$50,700	Less than 0.1%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $8,343,680,213 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$604,190,390
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(746,572,585)

Net unrealized depreciation	$(142,382,195)

(b)	Illiquid security. At December 31, 2015, the value of these securities amounted to $153,481,145 or 1.8% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(c)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Perpetual bond with no specified maturity date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(g)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of this security amounted to $50,700 or less than 0.1% of net assets.
(h)	Non-income producing security.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Illiquid security. At December 31, 2015, the value of these securities amounted to $50,700 or less than 0.1% of net assets.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $1,248,937,693 or 15.0% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
PJSC	Private Joint-Stock Company
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$169,054,837	$68,482,304	(a)	$237,537,141
Building Materials	—	109,291,266	1,263,507	(a)	110,554,773
Finance Companies	1,024,810	345,742,797	—		346,767,607
Metals & Mining	—	188,289,204	50,700	(b)	188,339,904
Non-Agency Commercial Mortgage-Backed Securities	—	121,624,666	18,257,062	(a)	139,881,728
All Other Non-Convertible Bonds*	—	6,178,041,578	—		6,178,041,578

Total Non-Convertible Bonds	1,024,810	7,112,044,348	88,053,573		7,201,122,731

Convertible Bonds*	—	454,066,634	—		454,066,634
Municipals*	—	89,708,343	—		89,708,343

Total Bonds and Notes	1,024,810	7,655,819,325	88,053,573		7,744,897,708

Senior Loans*	—	39,075,300	—		39,075,300
Common Stocks*	319,112,472	—	—		319,112,472
Preferred Stocks*	16,253,934	—	700,545		16,954,479
Short-Term Investments	—	81,258,059	—		81,258,059

Total	$336,391,216	$7,776,152,684	$88,754,118		$8,201,298,018

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$101,483,141	$—	$4,943	$(447,272)	$—	$(490,683)	$12,899,109	$(44,966,934)	$68,482,304	$(443,986)
Building Materials	—	612	—	(40,442)	—	—	1,303,337	—	1,263,507	(40,442)
Metals & Mining	540,799	2,402	—	(492,501)	—	—	—	—	50,700	(492,501)
Non-Agency Commercial Mortgage- Backed Securities	18,273,394	—	—	(16,332)	—	—	—	—	18,257,062	(16,332)
Preferred Stocks
Midstream	—	—	—	(1,467,142)	—	—	2,167,687	—	700,545	(1,467,142)

Total	$120,297,334	$3,014	$4,943	$(2,463,689)	$—	$(490,683)	$16,370,133	$(44,966,934)	$88,754,118	$(2,460,403)

Debt securities valued at $14,202,446 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A preferred stock valued at $2,167,687 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $44,966,934 were transferred from Level 3 to Level 2 during the period ended December 31, 2015. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	26.4%
Banking	13.5
Technology	5.6
Wirelines	4.9
Finance Companies	4.7
Electronic Equipment, Instruments & Components	3.1
ABS Other	2.9
Midstream	2.8
Metals & Mining	2.3
Airlines	2.3
Local Authorities	2.0
Other Investments, less than 2% each	27.3
Short-Term Investments	1.0

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at December 31, 2015 (Unaudited)

United States Dollar	70.6%
Canadian Dollar	12.6
New Zealand Dollar	4.7
Mexican Peso	3.9
Australian Dollar	3.2
Norwegian Krone	2.5
Other, less than 2% each	1.3

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 99.1% of Net Assets
	ABS Car Loan – 1.5%
$3,712,655	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	$3,704,228
903,989	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	903,081
2,695,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	2,682,327
1,045,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	1,043,233
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,469,503
1,468,238	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	1,466,548

		13,268,920

	ABS Home Equity – 0.7%
3,566,443	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(b)	3,548,739
2,078,074	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	2,053,783

		5,602,522

	Agency Commercial Mortgage-Backed Securities – 11.1%
8,220,000	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.129%, 11/25/2022(b)	8,213,316
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,461,538
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,580,684
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,187,689
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,800,832
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,611,866
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	712,019
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,627,353
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	7,976,659
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,143,622
99,030	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.772%, 4/25/2019(b)	98,946
2,146,288	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 0.522%, 11/25/2021(b)	2,143,483
233,630	Government National Mortgage Association, Series 2003-72, Class Z, 5.241%, 11/16/2045(b)	249,581
197,182	Government National Mortgage Association, Series 2003-88, Class Z, 4.897%, 3/16/2046(b)	209,191

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 3.918%, 8/16/2051(b)	$13,978,957

		95,995,736

	Collateralized Mortgage Obligations – 14.6%
119,008	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.830%, 5/15/2023(b)	116,563
78,880	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.610%, 8/15/2023(b)	79,320
300,498	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	328,179
188,173	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.731%, 11/15/2032(b)	188,641
1,557,724	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	1,628,814
2,429,371	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	2,507,396
2,422,858	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	2,675,688
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,861,000
1,342,200	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	1,362,185
4,247,670	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	4,608,384
2,333,869	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.700%, 6/15/2048(b)	2,336,820
2,927,023	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.241%, 12/15/2036(b)	3,027,068
51,958	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	52,365
924,594	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.431%, 6/15/2043(b)	934,953
2,159,982	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	2,423,503
86,703	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 2.000%, 9/25/2022(b)	88,236
76,944	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.760%, 4/25/2024(b)	77,453
20,256	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 3.850%, 8/25/2042(b)	20,218
1,281,139	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	1,393,962
925,660	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	950,676
1,456,392	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 0.482%, 7/25/2037(b)	1,368,051
2,762,733	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.617%, 8/25/2038(b)	2,917,241
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.422%, 7/25/2043(b)	5,168,060
62,547	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.600%, 4/25/2023(b)	62,899
12,526	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.344%, 3/25/2044(b)	13,031
1,461,742	Government National Mortgage Association, Series 2010-H20, Class AF, 0.522%, 10/20/2060(b)	1,447,129

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,294,874	Government National Mortgage Association, Series 2010-H24, Class FA, 0.542%, 10/20/2060(b)	$1,282,713
1,190,010	Government National Mortgage Association, Series 2011-H06, Class FA, 0.642%, 2/20/2061(b)	1,184,076
2,452,336	Government National Mortgage Association, Series 2012-124, Class HT, 7.218%, 7/20/2032(b)	2,771,823
5,078,078	Government National Mortgage Association, Series 2012-H15, Class FA, 0.642%, 5/20/2062(b)	5,077,996
1,356,840	Government National Mortgage Association, Series 2012-H18, Class NA, 0.712%, 8/20/2062(b)	1,355,238
7,063,427	Government National Mortgage Association, Series 2012-H29, Class HF, 0.692%, 10/20/2062(b)	7,052,277
6,688,307	Government National Mortgage Association, Series 2013-H02, Class GF, 0.692%, 12/20/2062(b)	6,680,264
5,070,721	Government National Mortgage Association, Series 2013-H08, Class FA, 0.752%, 3/20/2063(b)	4,976,516
4,036,267	Government National Mortgage Association, Series 2013-H10, Class FA, 0.592%, 3/20/2063(b)	4,010,213
12,873,963	Government National Mortgage Association, Series 2013-H22, Class FT, 0.960%, 4/20/2063(b)	13,009,716
7,575,792	Government National Mortgage Association, Series 2014-H14, Class FA, 0.692%, 7/20/2064(b)	7,527,006
5,211,199	Government National Mortgage Association, Series 2014-H15, Class FA, 0.692%, 7/20/2064(b)	5,154,491
11,086,077	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	11,029,732
3,704,909	Government National Mortgage Association, Series 2015-H11, Class FA, 0.442%, 4/20/2065(b)	3,670,439
8,063,205	Government National Mortgage Association, Series 2015-H19, Class FH, 0.492%, 7/20/2065(b)	8,019,096
445,211	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.637%, 12/07/2020(b)	444,036
1,028,169	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.726%, 10/07/2020(b)	1,033,013
1,533,351	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.829%, 12/08/2020(b)	1,543,666
98,213	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.829%, 12/08/2020(b)	98,845

		125,558,991

	Hybrid ARMs – 14.2%
1,234,362	FHLMC, 2.269%, 6/01/2037(b)	1,281,862
737,214	FHLMC, 2.390%, 11/01/2038(b)	780,260
1,243,517	FHLMC, 2.438%, 4/01/2036(b)	1,311,116
1,313,449	FHLMC, 2.468%, 9/01/2038(b)	1,384,292
2,459,958	FHLMC, 2.470%, 7/01/2033(b)	2,600,217
3,136,074	FHLMC, 2.483%, 4/01/2037(b)	3,340,262
684,955	FHLMC, 2.487%, 2/01/2035(b)	726,477
2,011,587	FHLMC, 2.487%, 3/01/2036(b)	2,122,452

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$1,638,539	FHLMC, 2.494%, 9/01/2038(b)	$1,737,367
4,477,246	FHLMC, 2.498%, 2/01/2036(b)	4,733,721
370,070	FHLMC, 2.506%, 9/01/2038(b)	391,504
1,133,629	FHLMC, 2.518%, 11/01/2038(b)	1,202,462
3,171,992	FHLMC, 2.522%, 9/01/2035(b)	3,364,383
1,778,994	FHLMC, 2.522%, 3/01/2038(b)	1,891,909
6,593,171	FHLMC, 2.523%, 3/01/2037(b)	6,968,575
958,815	FHLMC, 2.539%, 4/01/2037(b)	1,015,490
2,088,690	FHLMC, 2.654%, 2/01/2036(b)	2,217,611
734,887	FHLMC, 2.699%, 12/01/2034(b)	779,784
709,806	FHLMC, 2.805%, 3/01/2037(b)	763,372
150,458	FHLMC, 3.946%, 12/01/2037(b)	157,206
263,135	FNMA, 1.922%, 2/01/2037(b)	273,792
2,411,301	FNMA, 2.010%, 7/01/2035(b)	2,511,824
5,520,453	FNMA, 2.267%, 9/01/2037(b)	5,890,363
3,982,347	FNMA, 2.278%, 4/01/2037(b)	4,196,104
3,932,657	FNMA, 2.291%, 7/01/2035(b)	4,147,087
2,261,299	FNMA, 2.308%, 4/01/2037(b)	2,399,800
1,376,812	FNMA, 2.328%, 1/01/2036(b)	1,462,666
744,929	FNMA, 2.332%, 9/01/2034(b)	788,628
963,463	FNMA, 2.380%, 8/01/2038(b)	1,024,942
1,537,119	FNMA, 2.395%, 9/01/2036(b)	1,628,339
496,965	FNMA, 2.405%, 8/01/2035(b)	527,141
1,175,137	FNMA, 2.406%, 8/01/2034(b)	1,251,062
3,556,975	FNMA, 2.425%, 11/01/2033(b)	3,755,549
5,266,322	FNMA, 2.433%, 3/01/2037(b)	5,603,030
3,587,557	FNMA, 2.444%, 9/01/2037(b)	3,808,120
1,627,754	FNMA, 2.445%, 2/01/2047(b)	1,737,052

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$410,979	FNMA, 2.449%, 4/01/2033(b)	$435,522
7,057,687	FNMA, 2.452%, 10/01/2034(b)	7,481,695
1,736,645	FNMA, 2.453%, 4/01/2034(b)	1,838,627
902,558	FNMA, 2.454%, 2/01/2037(b)	960,669
5,425,398	FNMA, 2.456%, 4/01/2034(b)	5,732,672
1,635,849	FNMA, 2.459%, 6/01/2036(b)	1,739,705
2,419,853	FNMA, 2.473%, 8/01/2035(b)	2,563,468
779,826	FNMA, 2.512%, 10/01/2033(b)	827,301
777,363	FNMA, 2.521%, 12/01/2034(b)	826,164
4,630,981	FNMA, 2.530%, 6/01/2037(b)	4,922,858
1,820,201	FNMA, 2.537%, 6/01/2033(b)	1,921,372
2,392,565	FNMA, 2.538%, 10/01/2033(b)	2,527,939
4,726,715	FNMA, 2.607%, 7/01/2037(b)	5,017,695
374,088	FNMA, 2.679%, 8/01/2033(b)	397,406
518,518	FNMA, 2.766%, 8/01/2036(b)	546,033
1,470,297	FNMA, 2.817%, 5/01/2035(b)	1,573,164
894,023	FNMA, 2.861%, 7/01/2041(b)	932,877
2,443,604	FNMA, 3.223%, 6/01/2035(b)	2,606,240

		122,627,228

	Mortgage Related – 18.6%
137,351	FHLMC, 3.000%, 10/01/2026	141,796
987,019	FHLMC, 4.000%, with various maturities from 2024 to 2042(c)	1,043,957
772,069	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	828,959
331,496	FHLMC, 5.500%, 10/01/2023	358,487
31,107	FHLMC, 6.000%, 11/01/2019	32,832
462,498	FHLMC, 6.500%, with various maturities from 2017 to 2034(c)	542,461
827	FHLMC, 7.000%, 2/01/2016	827
518	FHLMC, 7.500%, 6/01/2026	594
1,448	FHLMC, 10.000%, 7/01/2019	1,560

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$22,764	FHLMC, 11.500%, 4/01/2020	$23,143
199,038	FNMA, 3.000%, 3/01/2042	199,438
2,695,468	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	2,980,708
1,395,422	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	1,550,324
2,105,409	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	2,291,850
321,836	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	365,551
17,525	FNMA, 7.000%, 12/01/2022	17,570
102,967	FNMA, 7.500%, with various maturities from 2017 to 2032(c)	115,702
199	FNMA, 8.000%, 5/01/2016	200
4,819,987	GNMA, 1.965%, 2/20/2061(b)	4,996,351
3,670,273	GNMA, 2.084%, 2/20/2063(b)	3,823,352
4,614,474	GNMA, 2.359%, 3/20/2063(b)	4,854,950
1,642,069	GNMA, 2.381%, 6/20/2065(b)	1,721,071
1,356,505	GNMA, 2.453%, 5/20/2065(b)	1,424,424
2,630,049	GNMA, 2.569%, 2/20/2063(b)	2,779,729
4,358,944	GNMA, 4.479%, 2/20/2062	4,603,209
4,583,754	GNMA, 4.521%, 12/20/2061	4,825,651
6,974,260	GNMA, 4.532%, 12/20/2062	7,447,697
17,884,035	GNMA, 4.556%, 12/20/2061	18,826,912
2,267,586	GNMA, 4.560%, 3/20/2062	2,393,458
12,256,776	GNMA, 4.583%, 11/20/2062	13,058,568
1,501,673	GNMA, 4.599%, 4/20/2063	1,608,458
4,347,396	GNMA, 4.604%, 6/20/2062	4,610,007
1,412,411	GNMA, 4.616%, 8/20/2061	1,479,304
1,826,254	GNMA, 4.639%, 3/20/2062	1,929,791
7,347,521	GNMA, 4.659%, 2/20/2062	7,763,363
9,089,997	GNMA, 4.685%, 8/20/2061	9,500,475
3,535,422	GNMA, 4.689%, 2/20/2062	3,731,792

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$1,851,197	GNMA, 4.698%, 7/20/2061	$1,936,564
7,992,791	GNMA, 4.700%, with various maturities in 2061(c)	8,365,681
1,719,525	GNMA, 4.717%, 3/20/2061	1,793,931
1,444,006	GNMA, 4.808%, 8/20/2062	1,523,643
736,261	GNMA, 5.167%, 4/20/2061	775,325
20,405	GNMA, 6.000%, 12/15/2031	23,562
91,908	GNMA, 6.500%, 5/15/2031	107,100
95,703	GNMA, 7.000%, 10/15/2028	108,551
4,652,165	Government National Mortgage Association, Series 2015-H04, Class FL, 0.662%, 2/20/2065(b)	4,659,227
6,849,847	Government National Mortgage Association, Series 2015-H05, Class FA, 0.492%, 4/20/2061(b)	6,803,263
15,433,660	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	15,400,694
7,125,329	Government National Mortgage Association, Series 2015-H12, Class FL, 0.422%, 5/20/2065(b)	7,036,712

		160,408,774

	Non-Agency Commercial Mortgage-Backed Securities – 5.8%
1,120,634	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,113,200
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.619%, 4/10/2049(b)	1,801,313
317,896	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	329,260
3,700,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.731%, 12/15/2027, 144A(b)	3,676,791
3,215,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.281%, 6/15/2031, 144A(b)	3,203,905
3,040,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.181%, 10/15/2031, 144A(b)(d)	3,034,753
2,657,466	GP Portfolio Trust, Series 2014-GPP, Class A, 1.281%, 2/15/2027, 144A(b)	2,651,074
3,349,271	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	3,455,540
4,219,770	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	4,313,785
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.231%, 10/15/2029, 144A(b)	5,497,426
221,677	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)	221,952
1,651,348	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.311%, 7/15/2031, 144A(b)	1,638,236
4,115,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.031%, 7/15/2036, 144A(b)	4,099,647

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,624,478	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	$1,667,182
1,033,267	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,057,713
314,063	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.723%, 4/12/2049(b)	313,482
506,329	PFP III Ltd., Series 2014-1, Class A, 1.515%, 6/14/2031, 144A(b)	503,636
2,780,105	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.401%, 4/15/2032, 144A(b)	2,768,096
3,700,000	Starwood Retail Property Trust, Inc., 1.551%, 11/15/2027, 144A(b)	3,682,529
3,774,878	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	3,828,364
1,393,477	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	1,443,253

		50,301,137

	Sovereigns – 0.2%
1,955,000	U.S. Department of Housing and Urban Development, Series 4, 1.880%, 8/01/2019	1,958,011

	Treasuries – 32.4%
8,375,000	U.S. Treasury Note, 0.750%, 3/31/2018	8,300,086
23,490,000	U.S. Treasury Note, 0.875%, 10/15/2017	23,419,342
30,745,000	U.S. Treasury Note, 0.875%, 1/15/2018	30,605,694
17,195,000	U.S. Treasury Note, 0.875%, 10/15/2018	17,005,580
21,105,000	U.S. Treasury Note, 1.000%, 12/15/2017	21,076,149
7,315,000	U.S. Treasury Note, 1.000%, 3/15/2018	7,289,566
38,250,000	U.S. Treasury Note, 1.125%, 6/15/2018	38,160,342
24,410,000	U.S. Treasury Note, 1.250%, 10/31/2018	24,375,680
23,950,000	U.S. Treasury Note, 1.250%, 1/31/2020	23,581,386
4,860,000	U.S. Treasury Note, 1.500%, 5/31/2020	4,818,044
21,810,000	U.S. Treasury Note, 1.625%, 3/31/2019	21,946,312
2,385,000	U.S. Treasury Note, 1.625%, 8/31/2019	2,391,802
10,050,000	U.S. Treasury Note, 1.625%, 12/31/2019	10,050,392
17,125,000	U.S. Treasury Note, 1.625%, 7/31/2020	17,043,382
10,360,000	U.S. Treasury Note, 1.625%, 11/30/2020	10,298,482
13,545,000	U.S. Treasury Note, 2.125%, 8/31/2020	13,763,521

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$5,365,000	U.S. Treasury Note, 2.125%, 12/31/2022	$5,375,269

		279,501,029

	Total Bonds and Notes (Identified Cost $863,636,066)	855,222,348

Short-Term Investments – 3.0%
14,797,190	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $14,797,239 on 1/04/2016 collateralized by $15,230,000 U.S. Treasury Note, 1.750% due 2/28/2022 valued at $15,096,738 including accrued interest(e)	14,797,190
11,120,000	U.S. Treasury Bills, 0.005%, 1/07/2016(f)	11,119,955

	Total Short-Term Investments (Identified Cost $25,917,185)	25,917,145

Description	Value (†)
Total Investments – 102.1% (Identified Cost $889,553,251)(a)	$881,139,493
Other assets less liabilities – (2.1)%	(18,175,642)

Net Assets – 100.0%	$862,963,851

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets
$3,034,753	0.4%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $889,684,087 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,376,613
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,921,207)

Net unrealized depreciation	$(8,544,594)

At September 30, 2015, the Fund had a short-term capital loss carryforward of $2,555,389 with no expiration date and a long-term capital loss carryforward of $7,955,304 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Illiquid security. At December 31, 2015, the value of this security amounted to $3,034,753 or 0.4% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $50,740,735 or 5.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	$—	$82,016,779	$13,978,957	(a)	$95,995,736
Collateralized Mortgage Obligations	—	125,538,773	20,218	(a)	125,558,991
Non-Agency Commercial Mortgage-Backed Securities	—	47,266,384	3,034,753	(a)	50,301,137
All Other Bonds and Notes*	—	583,366,484	—		583,366,484

Total Bonds and Notes	—	838,188,420	17,033,928		855,222,348

Short-Term Investments	—	25,917,145	—		25,917,145

Total	$—	$864,105,565	$17,033,928		$881,139,493

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

For the period ended December 31, 2015, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	$14,113,679	$—	$—	$(134,722)	$—	$—	$—	$—	$13,978,957	$(134,722)
Collateralized Mortgage Obligations	20,837	—	2	(1)	—	(620)	—	—	20,218	—
Non-Agency Commercial Mortgage-Backed Securities	3,037,972	—	—	(3,219)	—	—	—	—	3,034,753	(3,219)

Total	$17,172,488	$—	$2	$(137,942)	$—	$(620)	$—	$—	$17,033,928	$(137,941)

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	32.4%
Mortgage Related	18.6
Collateralized Mortgage Obligations	14.6
Hybrid ARMs	14.2
Agency Commercial Mortgage-Backed Securities	11.1
Non-Agency Commercial Mortgage-Backed Securities	5.8
Other Investments, less than 2% each	2.4
Short-Term Investments	3.0

Total Investments	102.1
Other assets less liabilities	(2.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Aerospace & Defense – 1.0%
239,132	Hexcel Corp.	$11,107,681

	Auto Components – 1.1%
254,863	Gentherm, Inc.(b)	12,080,506

	Banks – 6.0%
365,917	Bank of the Ozarks, Inc.	18,098,255
260,394	Pinnacle Financial Partners, Inc.	13,373,836
361,894	PrivateBancorp, Inc.	14,844,892
168,096	Renasant Corp.	5,784,183
902,582	Talmer Bancorp, Inc., Class A	16,345,760

		68,446,926

	Biotechnology – 6.5%
293,294	Acorda Therapeutics, Inc.(b)	12,547,117
63,967	Anacor Pharmaceuticals, Inc.(b)	7,226,352
447,878	Emergent Biosolutions, Inc.(b)	17,919,599
837,865	Ironwood Pharmaceuticals, Inc.(b)	9,710,855
610,553	Lexicon Pharmaceuticals, Inc.(b)	8,126,461
186,076	Neurocrine Biosciences, Inc.(b)	10,526,319
158,010	Portola Pharmaceuticals, Inc.(b)	8,129,615

		74,186,318

	Building Products – 1.9%
240,209	Apogee Enterprises, Inc.	10,451,494
282,088	Trex Co., Inc.(b)	10,730,627

		21,182,121

	Capital Markets – 1.9%
315,418	Artisan Partners Asset Management, Inc.	11,373,973
350,832	HFF, Inc., Class A	10,900,350

		22,274,323

	Commercial Services & Supplies – 1.4%
459,731	Healthcare Services Group, Inc.	16,030,820

	Communications Equipment – 0.6%
317,502	Ciena Corp.(b)	6,569,116

	Construction & Engineering – 1.1%
303,063	Granite Construction, Inc.	13,004,433

	Distributors – 1.3%
185,248	Pool Corp.	14,964,334

	Diversified Consumer Services – 2.7%
265,782	Bright Horizons Family Solutions, Inc.(b)	17,754,238
674,655	Nord Anglia Education, Inc.(b)	13,682,003

		31,436,241

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Financial Services – 1.4%
140,602	MarketAxess Holdings, Inc.	$15,689,777

	Diversified Telecommunication Services – 0.5%
172,291	Cogent Communications Holdings, Inc.	5,976,775

	Electronic Equipment, Instruments & Components – 2.3%
174,924	FEI Co.	13,957,186
141,511	IPG Photonics Corp.(b)	12,617,121

		26,574,307

	Energy Equipment & Services – 0.9%
179,488	Dril-Quip, Inc.(b)	10,631,074

	Food Products – 0.6%
207,904	Snyder’s-Lance, Inc.	7,131,107

	Health Care Equipment & Supplies – 6.2%
384,091	Cynosure, Inc., Class A(b)	17,157,345
277,275	Inogen, Inc.(b)	11,115,955
317,849	Insulet Corp.(b)	12,017,870
137,542	Integra LifeSciences Holdings Corp.(b)	9,322,597
317,477	Natus Medical, Inc.(b)	15,254,770
118,787	Neogen Corp.(b)	6,713,841

		71,582,378

	Health Care Providers & Services – 7.4%
178,002	Acadia Healthcare Co., Inc.(b)	11,118,005
328,439	Aceto Corp.	8,861,284
429,608	AMN Healthcare Services, Inc.(b)	13,339,329
149,920	Amsurg Corp.(b)	11,393,920
530,112	Ensign Group, Inc. (The)	11,996,435
338,020	HealthEquity, Inc.(b)	8,474,161
548,469	Surgery Partners, Inc.(b)	11,238,130
185,234	Team Health Holdings, Inc.(b)	8,129,920

		84,551,184

	Health Care Technology – 1.7%
277,347	Medidata Solutions, Inc.(b)	13,670,433
189,716	Press Ganey Holdings, Inc.(b)	5,985,540

		19,655,973

	Hotels, Restaurants & Leisure – 5.8%
374,616	Chuy’s Holdings, Inc.(b)	11,740,465
345,660	Diamond Resorts International, Inc.(b)	8,817,787
211,476	Popeyes Louisiana Kitchen, Inc.(b)	12,371,346
364,132	Texas Roadhouse, Inc.	13,025,002
99,383	Vail Resorts, Inc.	12,720,030
280,795	Zoe’s Kitchen, Inc.(b)	7,856,644

		66,531,274

	Internet & Catalog Retail – 0.8%
189,743	Wayfair, Inc., Class A(b)	9,035,562

	Internet Software & Services – 5.7%
227,279	comScore, Inc.(b)	9,352,531

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
315,347	Criteo S.A., Sponsored ADR(b)	$12,487,741
234,606	Demandware, Inc.(b)	12,661,686
129,724	LogMeIn, Inc.(b)	8,704,481
429,633	Q2 Holdings, Inc.(b)	11,329,422
467,920	Wix.com Ltd.(b)	10,645,180

		65,181,041

	IT Services – 4.7%
248,807	Blackhawk Network Holdings, Inc.(b)	10,999,758
188,849	EPAM Systems, Inc.(b)	14,847,308
242,723	Euronet Worldwide, Inc.(b)	17,580,427
362,619	InterXion Holding NV(b)	10,932,963

		54,360,456

	Leisure Products – 1.0%
262,883	Vista Outdoor, Inc.(b)	11,700,922

	Life Sciences Tools & Services – 2.1%
221,892	Cambrex Corp.(b)	10,448,894
289,415	INC Research Holdings, Inc., Class A(b)	14,039,522

		24,488,416

	Machinery – 3.0%
119,817	Middleby Corp. (The)(b)	12,924,660
227,862	Proto Labs, Inc.(b)	14,512,530
115,220	RBC Bearings, Inc.(b)	7,442,060

		34,879,250

	Media – 0.9%
293,581	IMAX Corp.(b)	10,433,869

	Oil, Gas & Consumable Fuels – 1.8%
150,427	Diamondback Energy, Inc.(b)	10,063,566
197,671	PDC Energy, Inc.(b)	10,551,678

		20,615,244

	Pharmaceuticals – 2.5%
303,958	Impax Laboratories, Inc.(b)	12,997,244
173,412	Intra-Cellular Therapies, Inc.(b)	9,327,832
197,063	Revance Therapeutics, Inc.(b)	6,731,672

		29,056,748

	Professional Services – 1.7%
202,871	Advisory Board Co. (The)(b)	10,064,430
153,938	CEB, Inc.	9,450,254

		19,514,684

	Semiconductors & Semiconductor Equipment – 6.3%
193,877	Cavium, Inc.(b)	12,739,658
442,419	Inphi Corp.(b)	11,954,161
862,211	Intersil Corp.	11,001,812
327,702	MKS Instruments, Inc.	11,797,272
209,293	Monolithic Power Systems, Inc.	13,334,057

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
246,961	Silicon Laboratories, Inc.(b)	$11,987,487

		72,814,447

	Software – 8.4%
143,462	Blackbaud, Inc.	9,448,407
569,982	Callidus Software, Inc.(b)	10,584,566
298,352	FleetMatics Group PLC(b)	15,153,298
342,191	Guidewire Software, Inc.(b)	20,586,211
173,979	Imperva, Inc.(b)	11,014,610
175,327	Proofpoint, Inc.(b)	11,398,008
96,615	Ultimate Software Group, Inc. (The)(b)	18,889,199

		97,074,299

	Specialty Retail – 3.1%
184,826	Asbury Automotive Group, Inc.(b)	12,464,665
243,154	Monro Muffler Brake, Inc.	16,101,658
90,517	Restoration Hardware Holdings, Inc.(b)	7,191,576

		35,757,899

	Textiles, Apparel & Luxury Goods – 2.8%
221,227	Columbia Sportswear Co.	10,787,029
161,767	Oxford Industries, Inc.	10,323,970
372,570	Steven Madden Ltd.(b)	11,259,065

		32,370,064

	Thrifts & Mortgage Finance – 1.0%
526,176	Essent Group Ltd.(b)	11,517,993

	Total Common Stocks (Identified Cost $955,275,928)	1,128,407,562

Principal Amount
Short-Term Investments – 2.5%
$28,450,751	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $28,450,846 on 1/04/2016 collateralized by $27,610,000 U.S. Treasury Note, 2.75% due 2/15/2024 valued at $29,025,013 including accrued interest(c) (Identified Cost $28,450,751)	28,450,751

Description	Value (†)
Total Investments – 100.6% (Identified Cost $983,726,679)(a)	$1,156,858,313
Other assets less liabilities – (0.6)%	(6,809,937)

Net Assets – 100.0%	$1,150,048,376

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2015, the net unrealized appreciation on investments based on a cost of $983,726,679 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$204,438,230
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(31,306,596)

Net unrealized appreciation	$173,131,634

At September 30, 2015, late-year ordinary and post-October capital loss deferrals were $5,146,367. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,128,407,562	$—	$—	$1,128,407,562
Short-Term Investments	—	28,450,751	—	28,450,751

Total	$1,128,407,562	$28,450,751	$—	$1,156,858,313

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2015 (Unaudited)

Software	8.4%
Health Care Providers & Services	7.4
Biotechnology	6.5
Semiconductors & Semiconductor Equipment	6.3
Health Care Equipment & Supplies	6.2
Banks	6.0
Hotels, Restaurants & Leisure	5.8
Internet Software & Services	5.7
IT Services	4.7
Specialty Retail	3.1
Machinery	3.0
Textiles, Apparel & Luxury Goods	2.8
Diversified Consumer Services	2.7
Pharmaceuticals	2.5
Electronic Equipment, Instruments & Components	2.3
Life Sciences Tools & Services	2.1
Other Investments, less than 2% each	22.6
Short-Term Investments	2.5

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.3% of Net Assets
	Aerospace & Defense – 3.5%
1,619	Astronics Corp.(b)	$65,910
2,734	Hexcel Corp.	126,994
696	TransDigm Group, Inc.(b)	159,001

		351,905

	Airlines – 0.8%
469	Allegiant Travel Co.	78,712

	Auto Components – 1.4%
2,296	Drew Industries, Inc.	139,803

	Banks – 4.6%
2,299	Columbia Banking System, Inc.	74,740
1,982	First Republic Bank	130,931
862	Signature Bank(b)	132,205
3,639	Western Alliance Bancorp(b)	130,495

		468,371

	Biotechnology – 3.7%
2,945	Acorda Therapeutics, Inc.(b)	125,987
1,901	Alkermes PLC(b)	150,902
1,954	Medivation, Inc.(b)	94,456

		371,345

	Capital Markets – 2.6%
672	Affiliated Managers Group, Inc.(b)	107,358
2,952	SEI Investments Co.	154,685

		262,043

	Commercial Services & Supplies – 3.0%
5,263	Healthcare Services Group, Inc.	183,521
5,148	Ritchie Bros. Auctioneers, Inc.	124,118

		307,639

	Communications Equipment – 1.3%
737	Palo Alto Networks, Inc.(b)	129,815

	Diversified Consumer Services – 3.0%
2,175	Bright Horizons Family Solutions, Inc.(b)	145,290
7,654	Nord Anglia Education, Inc.(b)	155,223

		300,513

	Diversified Financial Services – 2.9%
1,989	CBOE Holdings, Inc.	129,086
1,464	MarketAxess Holdings, Inc.	163,368

		292,454

	Diversified Telecommunication Services – 0.8%
2,216	Cogent Communications Holdings, Inc.	76,873

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 2.6%
685	Acuity Brands, Inc.	$160,153
2,164	Sensata Technologies Holding NV(b)	99,674

		259,827

	Electronic Equipment, Instruments & Components – 2.6%
1,799	FEI Co.	143,542
4,183	National Instruments Corp.	120,010

		263,552

	Energy Equipment & Services – 1.6%
1,570	Dril-Quip, Inc.(b)	92,991
1,954	Oceaneering International, Inc.	73,314

		166,305

	Food & Staples Retailing – 1.6%
1,323	Casey’s General Stores, Inc.	159,355

	Health Care Equipment & Supplies – 5.8%
2,020	Align Technology, Inc.(b)	133,017
2,894	Cantel Medical Corp.	179,833
1,503	DexCom, Inc.(b)	123,096
2,435	West Pharmaceutical Services, Inc.	146,636

		582,582

	Health Care Providers & Services – 6.3%
1,290	Adeptus Health, Inc., Class A(b)	70,331
3,522	HealthEquity, Inc.(b)	88,297
1,765	MEDNAX, Inc.(b)	126,480
1,624	Team Health Holdings, Inc.(b)	71,277
2,618	VCA, Inc.(b)	143,990
1,777	WellCare Health Plans, Inc.(b)	138,979

		639,354

	Health Care Technology – 1.0%
4,544	HealthStream, Inc.(b)	99,968

	Hotels, Restaurants & Leisure – 6.7%
3,123	Dave & Buster’s Entertainment, Inc.(b)	130,354
3,078	Dunkin’ Brands Group, Inc.	131,092
599	Panera Bread Co., Class A(b)	116,673
4,441	Texas Roadhouse, Inc.	158,855
1,104	Vail Resorts, Inc.	141,301

		678,275

	Internet Software & Services – 6.1%
834	CoStar Group, Inc.(b)	172,380
1,682	j2 Global, Inc.	138,462
2,208	SPS Commerce, Inc.(b)	155,024
1,412	Stamps.com, Inc.(b)	154,769

		620,635

	IT Services – 3.9%
1,704	ExlService Holdings, Inc.(b)	76,561
1,852	Gartner, Inc.(b)	167,976

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
3,620	Virtusa Corp.(b)	$149,651

		394,188

	Leisure Products – 1.5%
2,925	Brunswick Corp.	147,742

	Life Sciences Tools & Services – 1.6%
2,061	ICON PLC(b)	160,140

	Machinery – 2.4%
1,281	Middleby Corp. (The)(b)	138,182
3,299	Sun Hydraulics Corp.	104,677

		242,859

	Media – 2.4%
1,544	AMC Networks, Inc., Class A(b)	115,306
3,532	IMAX Corp.(b)	125,527

		240,833

	Oil, Gas & Consumable Fuels – 1.9%
1,337	Diamondback Energy, Inc.(b)	89,445
5,399	Parsley Energy, Inc., Class A(b)	99,612

		189,057

	Pharmaceuticals – 2.3%
2,143	Intra-Cellular Therapies, Inc.(b)	115,272
803	Jazz Pharmaceuticals PLC(b)	112,870

		228,142

	Professional Services – 0.9%
1,435	CEB, Inc.	88,095

	Real Estate Management & Development – 1.3%
834	Jones Lang LaSalle, Inc.	133,323

	Semiconductors & Semiconductor Equipment – 2.4%
3,119	M/A-COM Technology Solutions Holdings, Inc.(b)	127,536
2,460	Silicon Laboratories, Inc.(b)	119,408

		246,944

	Software – 9.5%
2,715	Blackbaud, Inc.	178,810
3,802	Callidus Software, Inc.(b)	70,603
3,339	Guidewire Software, Inc.(b)	200,874
2,884	Paylocity Holding Corp.(b)	116,946
1,105	Tyler Technologies, Inc.(b)	192,624
1,008	Ultimate Software Group, Inc. (The)(b)	197,074

		956,931

	Specialty Retail – 1.9%
2,665	Penske Automotive Group, Inc.	112,836
1,002	Restoration Hardware Holdings, Inc.(b)	79,609

		192,445

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 2.4%
1,312	Carter’s, Inc.	$116,808
2,553	Columbia Sportswear Co.	124,484

		241,292

	Total Common Stocks (Identified Cost $9,827,596)	9,711,317

Principal Amount
Short-Term Investments – 4.3%
$432,415	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $432,416 on 1/04/2016 collateralized by $445,000 U.S. Treasury Note, 1.750% due 2/28/2022 valued at $441,106 including accrued interest(c) (Identified Cost $432,415)	432,415

	Total Investments – 100.6% (Identified Cost $10,260,011)(a)	10,143,732
	Other assets less liabilities – (0.6)%	(65,196)

	Net Assets – 100.0%	$10,078,536

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $10,260,011 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$546,457
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(662,736)

Net unrealized depreciation	$(116,279)

At September 30, 2015, the Fund had a short-term capital loss carryforward of $168,511 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,711,317	$—	$—	$9,711,317
Short-Term Investments	—	432,415	—	432,415

Total	$9,711,317	$432,415	$—	$10,143,732

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2015 (Unaudited)

Software	9.5%
Hotels, Restaurants & Leisure	6.7
Health Care Providers & Services	6.3
Internet Software & Services	6.1
Health Care Equipment & Supplies	5.8
Banks	4.6
IT Services	3.9
Biotechnology	3.7
Aerospace & Defense	3.5
Commercial Services & Supplies	3.0
Diversified Consumer Services	3.0
Diversified Financial Services	2.9
Electronic Equipment, Instruments & Components	2.6
Capital Markets	2.6
Electrical Equipment	2.6
Semiconductors & Semiconductor Equipment	2.4
Machinery	2.4
Textiles, Apparel & Luxury Goods	2.4
Media	2.4
Pharmaceuticals	2.3
Other Investments, less than 2% each	17.6
Short-Term Investments	4.3

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 75.0% of Net Assets
Non-Convertible Bonds – 68.2%
	ABS Other – 0.5%
$21,022,262	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$21,022,262
7,643,274	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	7,413,976
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	23,100,000
12,246,506	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	12,328,222

		63,864,460

	Aerospace & Defense – 0.9%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	300,210
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	7,906,000
16,246,000	KLX, Inc., 5.875%, 12/01/2022, 144A	15,433,700
22,548,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	20,856,900
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	21,792,750
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	3,770,100
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	24,378,178
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	17,209,844

		111,647,682

	Airlines – 2.9%
13,620,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	10,372,245
3,580,057	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	3,606,908
161,120,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	159,106,000
13,146,340	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	13,320,003
10,288,467	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	10,503,907
2,675,671	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,723,325
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	21,435,300
283,816	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	289,492
954,674	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	997,635
529,569	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	533,858

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$536,685	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	$568,886
969,380	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,008,156
13,656,810	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	14,087,000
2,971,540	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,120,117
784,101	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	816,876
294,429	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	312,136
8,751,460	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	9,222,813
38,605,988	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	43,142,192
6,076,796	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	6,562,939
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	48,986,713
4,648,056	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	4,717,777
7,341,815	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	7,396,879

		362,831,157

	Automotive – 0.5%
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,349,515
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,597,251
29,265,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	29,676,261
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,250,735
25,345,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	22,683,775

		60,557,537

	Banking – 5.3%
16,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	18,863,460
63,900,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	15,850,430
7,045,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	6,934,570
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	262,306
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(e)	1,526,250
10,000,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	7,396,184
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	49,901,079

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	$25,632,007
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	15,655,397
3,450,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	3,492,173
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	19,064,284
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,289,880
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	18,934,174
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	31,559,220
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	16,042,321
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034(l)	874,634
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	36,313,322
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	26,502,727
185,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	141,088,372
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	53,608,488
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	77,565,392
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,467,478
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	47,211,744
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,707,580
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	39,538,258

		676,281,730

	Brokerage – 0.9%
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	4,200,000
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	19,835,200
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	42,686,135
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	18,484,498
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,080,064
14,360,000	Jefferies Group LLC, 6.875%, 4/15/2021	16,064,245

		117,350,142

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – 0.6%
$19,945,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	$14,759,300
6,995,000	Masco Corp., 6.500%, 8/15/2032	7,064,950
4,410,000	Masco Corp., 7.125%, 3/15/2020	5,093,550
2,630,000	Masco Corp., 7.750%, 8/01/2029	2,919,300
2,000,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	2,100,000
32,100,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	4,361,137
35,980,000	Owens Corning, 7.000%, 12/01/2036	39,443,723

		75,741,960

	Cable Satellite – 1.3%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	850,000
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	970,125
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,406,163
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,338,200
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	15,734,310
11,620,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023	9,121,700
3,995,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018	2,956,300
28,785,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	13,456,987
16,000,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	7,240,000
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	20,239,741
4,835,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	3,794,421
135,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	127,935
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	51,695,210
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	8,138,257
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	6,982,500
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	18,676,000

		167,727,849

	Chemicals – 2.6%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	19,116,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$99,610,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	$69,727,000
18,370,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	12,537,525
85,854,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	82,072,131
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	17,000,000
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	16,959,150
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	6,918,654
6,010,000	Hexion, Inc., 8.875%, 2/01/2018	4,237,050
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	3,127,694
16,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	6,372,450
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	87,498,850
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	575,250

		326,142,404

	Construction Machinery – 0.1%
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,013,127
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,053,950
11,655,000	United Rentals North America, Inc., 7.625%, 4/15/2022	12,455,698

		18,522,775

	Consumer Cyclical Services – 0.0%
670,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	666,650
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,472,500

		6,139,150

	Consumer Products – 0.1%
11,545,000	Avon Products, Inc., 8.700%, 3/15/2043	8,312,400

	Electric – 1.9%
5,093,000	AES Corp. (The), 4.875%, 5/15/2023	4,456,375
23,940,000	AES Corp. (The), 5.500%, 3/15/2024	21,366,450
10,185,000	AES Corp. (The), 5.500%, 4/15/2025	8,873,681
39,663,702	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	42,489,661
53,605,030	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	53,846,788

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Electric – continued
$1,472,717		CE Generation LLC, 7.416%, 12/15/2018	$1,393,558
33,816,000		DPL, Inc., 6.750%, 10/01/2019	33,816,000
19,705,000		Dynegy, Inc., 7.625%, 11/01/2024	16,843,834
46,995,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	47,103,088
1,195,000		EDP Finance BV, 4.900%, 10/01/2019, 144A	1,230,616
3,570,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,466,506
555,000		Enersis S.A., 7.400%, 12/01/2016	579,073
497,577		Red Oak Power LLC, Series A, 8.540%, 11/30/2019	517,480

			236,983,110

		Finance Companies – 4.5%
1,097,000		Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,228,640
57,000,000		General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	39,331,733
79,035,000		General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	55,255,065
25,320,000		General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	17,649,855
4,095,000		iStar, Inc., 4.875%, 7/01/2018	4,013,100
14,060,000		iStar, Inc., 5.000%, 7/01/2019	13,655,775
23,175,000		iStar, Inc., 5.850%, 3/15/2017	23,580,562
13,130,000		iStar, Inc., 7.125%, 2/15/2018	13,589,550
19,915,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	19,840,319
2,260,000		Navient Corp., 5.875%, 10/25/2024	1,808,000
19,155,000		Navient Corp., MTN, 6.125%, 3/25/2024	15,611,325
23,020,000		Navient LLC, 4.875%, 6/17/2019	21,178,400
22,945,000		Navient LLC, 5.500%, 1/25/2023	18,356,000
109,950	(††)	Navient LLC, 6.000%, 12/15/2043	1,805,012
5,910,000		Navient LLC, MTN, 4.625%, 9/25/2017	5,821,350
7,780,000		Navient LLC, MTN, 5.500%, 1/15/2019	7,274,300
17,600,000		Navient LLC, MTN, 7.250%, 1/25/2022	16,456,000
2,160,000		Navient LLC, MTN, 8.000%, 3/25/2020	2,134,080

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$14,465,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	$13,777,912
50,910,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(l)	34,109,700
51,680,000	Springleaf Finance Corp., 5.250%, 12/15/2019	49,096,000
133,915,000	Springleaf Finance Corp., 7.750%, 10/01/2021	131,906,275
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	55,565,150
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	10,246,500

		573,290,603

	Food & Beverage – 0.0%
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,142,300

	Government Owned – No Guarantee – 0.3%
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	19,250,835
13,000,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	8,580,000
26,990,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	16,396,425

		44,227,260

	Healthcare – 2.9%
2,160,000	BioScrip, Inc., 8.875%, 2/15/2021	1,717,200
58,675,000	HCA, Inc., 5.250%, 4/15/2025	59,115,062
9,960,000	HCA, Inc., 5.875%, 3/15/2022	10,507,800
40,686,000	HCA, Inc., 5.875%, 5/01/2023	41,703,150
14,620,000	HCA, Inc., 7.050%, 12/01/2027	14,729,650
20,447,000	HCA, Inc., 7.500%, 12/15/2023	21,878,290
24,215,000	HCA, Inc., 7.500%, 11/06/2033	25,788,975
46,148,000	HCA, Inc., 7.690%, 6/15/2025	49,724,470
32,745,000	HCA, Inc., 8.360%, 4/15/2024	37,001,850
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	17,040,663
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,061,520
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	921,575
1,495,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	1,457,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$29,130,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	$26,872,425
25,530,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	23,679,075
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	26,372,790

		368,572,120

	Home Construction – 0.8%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	2,706,000
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	8,951,200
29,735,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	18,435,700
3,620,000	KB Home, 4.750%, 5/15/2019	3,511,400
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	46,314,800
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	13,387,850
10,305,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	10,073,137
195,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	189,638

		103,569,725

	Independent Energy – 1.3%
7,550,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	5,077,375
6,930,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	4,643,100
15,000,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	10,462,500
1,705,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	1,031,525
4,945,000	California Resources Corp., 5.000%, 1/15/2020	1,761,656
81,805,000	California Resources Corp., 5.500%, 9/15/2021	25,768,575
11,240,000	California Resources Corp., 6.000%, 11/15/2024	3,428,200
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	363,604
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	15,675
7,190,000	Continental Resources, Inc., 3.800%, 6/01/2024	5,064,830
540,000	Continental Resources, Inc., 4.500%, 4/15/2023	387,968
19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	9,210,975
2,990,000	Halcon Resources Corp., 9.250%, 2/15/2022	874,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$9,700,000	Halcon Resources Corp., 9.750%, 7/15/2020	$2,813,000
1,975,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,931,919
1,940,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,202,800
1,545,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	1,108,538
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,008,675
3,000,000	QEP Resources, Inc., 5.250%, 5/01/2023	2,130,000
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	10,360,700
14,844,000	Rex Energy Corp., 6.250%, 8/01/2022	2,968,800
2,343,000	Rex Energy Corp., 8.875%, 12/01/2020	369,023
6,250,000	Rice Energy, Inc., 6.250%, 5/01/2022	4,500,000
9,700,000	RSP Permian, Inc., 6.625%, 10/01/2022	8,924,000
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	9,670,320
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	5,807,200
8,241,000	SM Energy Co., 5.000%, 1/15/2024	5,356,650
22,844,000	SM Energy Co., 6.125%, 11/15/2022	16,790,340
801,000	SM Energy Co., 6.500%, 11/15/2021	596,745
2,522,000	SM Energy Co., 6.500%, 1/01/2023	1,853,670
6,283,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	1,507,920
45,515,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	10,354,662
10,845,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	8,187,975

		171,533,495

	Industrial Other – 0.1%
6,880,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	7,120,800

	Integrated Energy – 0.0%
5,385,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A	1,077,000
3,125,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A	625,000

		1,702,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – 0.9%
$20,075,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	$21,580,625
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,983,885
1,225,000	Genworth Financial, Inc., (fixed rate to 11/15/2016, variable rate thereafter), 6.150%, 11/15/2066	330,750
3,695,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	2,494,125
27,200,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	18,088,000
10,990,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	6,648,950
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	30,006,660
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	10,150,416
2,894,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,410,229

		109,693,640

	Local Authorities – 1.1%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	74,664,381
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	65,049,985

		139,714,366

	Media Entertainment – 1.1%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	5,395,564
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	44,814,375
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	23,025,300
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,341,550
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,219,250
27,185,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	24,262,612
2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,229,250
3,730,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	3,529,513
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,126,450

		134,943,864

	Metals & Mining – 1.5%
8,202,122	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(d)(f)	246,064
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	800,000
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	3,850,275

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$5,075,000	Alcoa, Inc., 5.900%, 2/01/2027	$4,656,312
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,131,025
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,113,500
25,271,000	ArcelorMittal, 7.750%, 3/01/2041	17,089,514
30,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	24,249,050
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	6,296,022
8,625,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	1,638,750
3,980,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	716,400
46,334,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	8,340,120
26,350,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(k)(l)	1,581,000
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	7,696,875
14,645,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	13,729,687
51,000,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	46,920,000
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	3,276,000
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	11,310,942
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	4,936,629
7,490,000	United States Steel Corp., 6.875%, 4/01/2021	3,520,300
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	11,340,150
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,102,590

		188,541,205

	Midstream – 0.4%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,525,970
23,179,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	21,556,470
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	398,950
12,790,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	11,830,750
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,257,165

		46,569,305

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – 1.1%
1,422,236	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	$1,031,345
2,785,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	2,045,627
27,342,786	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.031%, 5/13/2031, 144A(g)(l)	27,002,065
12,902,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR2, 2.531%, 5/13/2031, 144A(g)(l)	12,732,886
8,622,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR3, 2.981%, 5/13/2031, 144A(g)(l)	8,510,086
16,080,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 4.081%, 5/13/2031, 144A(g)(l)	15,876,171
35,060,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(g)	34,512,093
14,479,784	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	10,531,304
29,984,318	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(l)	29,606,515

		141,848,092

	Oil Field Services – 0.5%
19,335,000	FTS International, Inc., 6.250%, 5/01/2022	5,413,800
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	3,293,000
17,482,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(l)	2,447,480
40,403,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(l)	5,656,420
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	8,549,025
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	8,173,600
594,000	Precision Drilling Corp., 6.500%, 12/15/2021	457,380
2,590,000	Precision Drilling Corp., 6.625%, 11/15/2020	2,020,200
500,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A(b)(c)	140,000
39,300,000	Transocean, Inc., 4.300%, 10/15/2022	20,829,000
1,500,000	Transocean, Inc., 6.500%, 11/15/2020	1,035,000
1,320,000	Transocean, Inc., 6.800%, 3/15/2038	711,150
4,355,000	Transocean, Inc., 7.125%, 12/15/2021	2,814,419

		61,540,474

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Packaging – 0.0%
$1,180,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	$1,141,650
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,449,250

		2,590,900

	Paper – 0.6%
9,735,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	12,261,524
27,805,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	36,037,838
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,085,440
4,865,000	MeadWestvaco Corp., 7.950%, 2/15/2031	6,002,802
10,100,000	MeadWestvaco Corp., 8.200%, 1/15/2030	13,087,742
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,347,534

		71,822,880

	Property & Casualty Insurance – 0.4%
13,070,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	14,809,761
5,425,000	Loews Corp., 2.625%, 5/15/2023	5,169,206
12,510,000	MBIA Insurance Corp., 11.581%, 1/15/2033, 144A(d)(g)	2,345,625
5,020,000	Old Republic International Corp., 4.875%, 10/01/2024	5,144,320
11,200,000	Sirius International Group, 6.375%, 3/20/2017, 144A	11,440,946
3,000,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(e)	3,030,000
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%(e)	12,978,087

		54,917,945

	Railroads – 0.7%
90,000,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(g)(l)	88,882,549
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(l)	1,039,643

		89,922,192

	Restaurants – 0.0%
1,330,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	2,073,425

	Retailers – 0.7%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,682,973
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,734,027
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	11,310,111

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$7,490,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	$6,872,075
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	16,742,760
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,618,950
9,000,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	8,145,000
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	14,115,649
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,221,086
3,765,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	527,100
24,860,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	11,808,500

		83,778,231

	Sovereigns – 2.5%
317,570,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	322,905,176

	Supermarkets – 1.6%
13,456,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/2022, 144A	14,288,523
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	70,159,260
25,595,000	New Albertson’s, Inc., 7.750%, 6/15/2026	23,547,400
24,085,000	New Albertson’s, Inc., 8.000%, 5/01/2031	21,917,350
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,495,175
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	13,155,310
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	31,294,900
23,400,000	SUPERVALU, Inc., 7.750%, 11/15/2022	21,235,500

		201,093,418

	Supranational – 0.3%
16,375,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	4,108,392
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	17,799,111
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,608,575

		39,516,078

	Technology – 1.6%
5,286,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	3,435,900
86,173,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	87,250,162

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	$5,874,225
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	33,993,738
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	56,686,716
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	14,780,632
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,620,721
180,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	221,148

		204,863,242

	Transportation Services – 0.1%
10,503,000	APL Ltd., 8.000%, 1/15/2024(l)	7,772,220
2,829,266	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	2,878,778
2,626,720	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(c)(h)	2,685,821
1,374,422	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(c)	1,374,422
2,754,305	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(c)(h)	2,836,934
1,864,358	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(c)	1,892,323

		19,440,498

	Treasuries – 20.8%
312,000,000	Canadian Government, 0.750%, 9/01/2020, (CAD)	225,685,336
29,490,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	21,732,704
80,645,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	60,693,857
6,710,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	6,856,535
1,010,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(i)	789,736
1,100,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(i)	680,316
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(i)	2,449,491
4,455,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(i)	2,711,223
5,820,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(i)	3,525,933
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(i)	2,476,007
4,680,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(i)	2,894,233
5,970,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(i)	3,696,284

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(i)	$2,472,573
9,710,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	57,147,557
9,930,439	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	59,608,793
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	27,046,517
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	48,750,391
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	176,804,242
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	20,589,326
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	159,641,591
252,700,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	184,397,139
175,365,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	137,519,806
458,725,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	59,194,034
836,485,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	99,102,633
658,049,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	83,679,309
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	34,988,310
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	12,439,558
49,120,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	12,415,177
3,842,906,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	20,656,653
1,605,660,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	9,280,024
4,496,156,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	26,136,928
100,000,000		U.S. Treasury Note, 0.250%, 5/15/2016	99,929,700
100,000,000		U.S. Treasury Note, 0.375%, 5/31/2016	99,960,900
60,000,000		U.S. Treasury Note, 0.375%, 10/31/2016	59,814,840
100,000,000		U.S. Treasury Note, 0.500%, 7/31/2016	99,933,600
100,000,000		U.S. Treasury Note, 0.500%, 9/30/2016	99,839,800
325,000,000		U.S. Treasury Note, 0.500%, 11/30/2016	324,136,800
300,000,000		U.S. Treasury Note, 0.625%, 11/15/2016	299,601,600

			2,649,279,456

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 0.7%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	$16,116,743
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	7,442,967
31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	21,651,097
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	4,695,000
21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	14,841,660
8,200,000	Sprint Corp., 7.125%, 6/15/2024	5,914,250
23,641,000	Sprint Corp., 7.250%, 9/15/2021	17,841,863

		88,503,580

	Wirelines – 4.1%
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	3,837,307
7,545,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	6,363,930
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	70,512,000
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	585,225
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	5,520,450
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,268,225
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	316,750
10,703,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	8,990,520
17,900,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	20,902,057
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,489,900
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	36,666,625
16,755,000	Frontier Communications Corp., 6.250%, 9/15/2021	14,199,862
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	15,424,719
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	31,435,520
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,665,865
25,745,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	26,324,262
4,667,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A	2,123,485
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	8,183,498
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	17,781,944

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$33,118,800
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	12,774,575
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	27,454,762
26,401,000	Qwest Corp., 6.875%, 9/15/2033	25,334,294
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,253,992
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	36,135,247
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	21,625,975
420,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	504,734
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	23,806,778
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	14,876,371
29,552,000	Verizon Communications, Inc., 2.450%, 11/01/2022	27,973,332
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,131,791
2,080,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,191,563
1,225,000	Windstream Services LLC, 7.500%, 6/01/2022	940,187
3,760,000	Windstream Services LLC, 7.500%, 4/01/2023	2,828,648

		516,543,193

	Total Non-Convertible Bonds (Identified Cost $9,917,268,520)	8,677,361,819

Convertible Bonds – 5.2%
	Building Materials – 0.2%
9,592,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	8,578,845
19,486,000	KB Home, 1.375%, 2/01/2019	17,427,791

		26,006,636

	Chemicals – 0.0%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	4,899,628

	Diversified Manufacturing – 0.1%
4,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	5,657,628

	Finance Companies – 0.1%
11,170,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	13,187,581

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Leisure – 0.2%
$27,795,000	Rovi Corp., 0.500%, 3/01/2020, 144A	$24,285,881

	Midstream – 0.4%
63,121,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	21,066,634
49,165,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	23,107,550

		44,174,184

	Pharmaceuticals – 0.0%
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	2,211,494

	Property & Casualty Insurance – 0.7%
66,305,000	Old Republic International Corp., 3.750%, 3/15/2018	83,958,706

	Technology – 3.5%
7,520,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	7,219,200
60,405,000	Ciena Corp., 0.875%, 6/15/2017	59,234,653
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	8,909,400
179,755,000	Intel Corp., 3.250%, 8/01/2039	298,955,034
5,446,925	Liberty Media LLC, 3.500%, 1/15/2031	4,823,644
7,460,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	7,175,588
39,460,000	Nuance Communications, Inc., 1.500%, 11/01/2035	42,345,513
10,415,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	10,506,131
11,570,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	10,839,644

		450,008,807

	Total Convertible Bonds (Identified Cost $573,005,051)	654,390,545

Municipals – 1.6%
	District of Columbia – 0.0%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	4,858,007

	Illinois – 0.4%
47,285,000	State of Illinois, 5.100%, 6/01/2033	44,715,060

	Michigan – 0.1%
12,220,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	10,542,805

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Puerto Rico – 0.4%
$63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	$46,327,500

	Virginia – 0.7%
123,115,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	94,900,736

	Total Municipals (Identified Cost $229,381,600)	201,344,108

	Total Bonds and Notes (Identified Cost $10,719,655,171)	9,533,096,472

Loan Participations – 0.1%
	ABS Other – 0.1%
13,713,698	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (g)(l) (Identified Cost $13,816,551)	13,610,846

Senior Loans – 2.6%
	Automotive – 0.2%
22,138,050	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(g)	19,924,245
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(g)(l)	5,085,646

		25,009,891

	Chemicals – 0.4%
4,739,934	Ascend Performance Materials Operations LLC, Term Loan B, 6.750%, 4/10/2018(g)	4,405,199
5,514,143	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(g)	5,386,656
6,147,386	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(g)	5,783,645
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(g)	30,923,869

		46,499,369

	Construction Machinery – 0.3%
44,114,799	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(g)	38,821,023

	Consumer Cyclical Services – 0.6%
41,656,250	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(g)	36,657,500
43,000,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(g)(l)	36,980,000

		73,637,500

	Diversified Manufacturing – 0.0%
9,905,625	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(g)	3,652,699

	Finance Companies – 0.5%
60,715,323	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(g)	60,411,746

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Financial Other – 0.1%
$13,044,228	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(g)	$12,946,396

	Industrial Other – 0.0%
4,788,822	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(g)	4,102,440

	Media Entertainment – 0.0%
6,512,738	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(g)	2,955,155

	Natural Gas – 0.0%
10,088,429	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 8/04/2021(g)(l)	5,515,042

	Oil Field Services – 0.1%
2,618,182	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(g)	725,236
5,413,154	Paragon Offshore Finance Co., Term Loan B, 3.750%, 7/18/2021(g)(l)	1,369,528
2,940,367	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(g)	2,037,674
2,760,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(g)	1,780,585

		5,913,023

	Other Utility – 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(g)	1,229,855

	Property & Casualty Insurance – 0.0%
2,250,800	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(g)(l)	2,115,752

	Retailers – 0.0%
2,829,809	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(g)	2,471,357

	Technology – 0.1%
4,070,400	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(g)	3,897,408
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(g)(l)	6,797,777

		10,695,185

	Transportation Services – 0.0%
4,353,421	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(g)	4,168,401

	Wireless – 0.0%
3,384,615	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(g)	2,868,461

	Wirelines – 0.3%
17,304,149	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(g)	17,137,337
14,998,206	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(g)(l)	14,510,764

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wirelines – continued
$1,672,963	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(g)	$1,611,281

		33,259,382

	Total Senior Loans (Identified Cost $376,865,622)	336,272,677

Shares
Common Stocks – 15.9%
	Airlines – 0.0%
38,455	United Continental Holdings, Inc.(d)	2,203,472

	Automobiles – 0.1%
755,368	Ford Motor Co.	10,643,135
274,135	General Motors Co.	9,323,331

		19,966,466

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(d)	8,024,628

	Diversified Telecommunication Services – 2.0%
283,397	Hawaiian Telcom Holdco, Inc.(d)	7,045,249
607,219	Level 3 Communications, Inc.(d)	33,008,425
2,511,895	Telecom Italia SpA, Sponsored ADR	25,872,519
16,577,220	Telefonica S.A., Sponsored ADR	183,344,053

		249,270,246

	Electric Utilities – 0.1%
94,166	Duke Energy Corp.	6,722,511

	Electronic Equipment, Instruments & Components – 2.8%
19,758,201	Corning, Inc.	361,179,914

	Energy Equipment & Services – 0.0%
220,216	Hercules Offshore, Inc.(d)	477,869

	Household Durables – 0.3%
477,725	KB Home	5,890,349
549,450	Lennar Corp., Class A	26,873,600

		32,763,949

	Insurance – 0.5%
780,181	Prudential Financial, Inc.	63,514,535

	Multi-Utilities – 0.0%
73,618	CMS Energy Corp.	2,656,137

	Oil, Gas & Consumable Fuels – 0.5%
846,398	Chesapeake Energy Corp.	3,808,791
5,351,804	Repsol YPF S.A., Sponsored ADR	59,565,579
141,249	Spectra Energy Corp.	3,381,501

		66,755,871

	Pharmaceuticals – 4.6%
8,514,190	Bristol-Myers Squibb Co.	585,691,130

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Apartments – 0.1%
290,904	Apartment Investment & Management Co., Class A	$11,644,887

	REITs—Diversified – 0.0%
227,043	NexPoint Residential Trust, Inc.	2,971,993

	REITs—Shopping Centers – 0.0%
201,557	DDR Corp.	3,394,220
61,579	WP GLIMCHER, Inc.	653,353

		4,047,573

	Semiconductors & Semiconductor Equipment – 4.7%
17,300,541	Intel Corp.	596,003,637

	Trading Companies & Distributors – 0.1%
176,859	United Rentals, Inc.(d)	12,829,352

	Total Common Stocks (Identified Cost $1,571,259,310)	2,026,724,170

Preferred Stocks – 1.6%
Convertible Preferred Stocks – 1.4%
	Banking – 0.2%
19,062	Bank of America Corp., Series L, 7.250%	20,839,913
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	9,906,813

		30,746,726

	Communications – 0.0%
10,483	Cincinnati Bell, Inc., 6.750%	502,765

	Electric – 0.1%
374,193	AES Trust III, 6.750%	18,739,585

	Energy – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	9,813,028

	Metals & Mining – 0.5%
906,807	Alcoa, Inc., Series 1, 5.375%	30,205,741
4,549,323	ArcelorMittal, 6.000%	29,616,093
250,639	Cliffs Natural Resources, Inc., 7.000%	363,426

		60,185,260

	Midstream – 0.2%
172,972	Chesapeake Energy Corp., 4.500%	2,975,119
231,033	Chesapeake Energy Corp., 5.000%	3,761,217
43,178	Chesapeake Energy Corp., 5.750%, 144A	8,824,504

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Midstream – continued
38,539	Chesapeake Energy Corp., Series A, 5.750%, 144A	$7,683,713

		23,244,553

	REITs - Diversified – 0.2%
29,153	Crown Castle International Corp., Series A, 4.500%	3,113,249
391,776	Weyerhaeuser Co., Series A, 6.375%	19,698,497

		22,811,746

	REITs - Health Care – 0.1%
116,700	Welltower, Inc., 6.500%	7,108,197

	REITs - Hotels – 0.0%
167,167	FelCor Lodging Trust, Inc., Series A, 1.950%	4,204,250

	REITs - Mortgage – 0.0%
38,767	iStar, Inc., Series J, 4.500%	1,926,720

	Total Convertible Preferred Stocks (Identified Cost $341,810,551)	179,282,830

Non-Convertible Preferred Stocks – 0.2%
	Banking – 0.0%
59,599	Countrywide Capital IV, 6.750%	1,507,855

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	37,691

	Finance Companies – 0.1%
39,200	iStar, Inc., Series E, 7.875%	900,032
39,300	iStar, Inc., Series F, 7.800%	907,830
10,425	iStar, Inc., Series G, 7. 650%	238,732
101,175	SLM Corp., Series A, 6.970%	4,355,584

		6,402,178

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(d)	932,942

	REITs – Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,853,854

	REITs – Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	7,392,716

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Total Non-Convertible Preferred Stocks (Identified Cost $15,463,564)	18,127,236

	Total Preferred Stocks (Identified Cost $357,274,115)	197,410,066

Closed-End Investment Companies – 0.0%
170,282	NexPoint Credit Strategies Fund (Identified Cost $10,230,310)	$3,480,564

Principal Amount (‡)
Short-Term Investments – 3.6%
$873,302	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2015 at 0.000% to be repurchased at $873,302 on 1/04/2016 collateralized by $880,500 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $890,774 including accrued interest(j)	873,302
453,935,150	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $453,936,663 on 1/04/2016 collateralized by $190,825,000 Federal National Mortgage Association, 2.020% due 9/30/2021 valued at $191,779,125; $270,225,000 U.S. Treasury Note, 2.000% due 10/31/2021 valued at $271,238,344 including accrued interest(j)	453,935,150

	Total Short-Term Investments (Identified Cost $454,808,452)	454,808,452

	Total Investments – 98.8% (Identified Cost $13,503,909,531)(a)	12,565,403,247
	Other assets less liabilities – 1.2%	149,661,788

	Net Assets – 100.0%	$12,715,065,035

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$322,076,724	2.5%	$84,947,039	0.7%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $13,530,134,593 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,140,530,860
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,105,262,206)

Net unrealized depreciation	$(964,731,346)

(b)	Illiquid security. At December 31, 2015, the value of these securities amounted to $61,968,650 or 0.5% of net assets.
(c)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of these securities amounted to $84,947,039 or 0.7% of net assets.
(d)	Non-income producing security.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Illiquid security. At December 31, 2015, the value of these securities amounted to $322,076,724 or 2.5% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $2,188,571,856 or 17.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$12,328,222	$51,536,238	(a)	$63,864,460
Airlines	—	354,610,928	8,220,229	(b)	362,831,157
Building Materials	—	71,380,823	4,361,137	(b)	75,741,960
Chemicals	—	316,096,056	10,046,348	(c)	326,142,404
Finance Companies	1,805,012	571,485,591	—		573,290,603
Metals & Mining	—	188,295,141	246,064	(c)	188,541,205
Non-Agency Commercial Mortgage-Backed Securities	—	112,241,577	29,606,515	(b)	141,848,092
Oil Field Services	—	61,400,474	140,000	(c)	61,540,474
Retailers	—	72,468,120	11,310,111	(c)	83,778,231
Transportation Services	—	7,772,220	11,668,278	(c)	19,440,498
All Other Non-Convertible Bonds*	—	6,780,342,735	—		6,780,342,735

Total Non-Convertible Bonds	1,805,012	8,548,421,887	127,134,920		8,677,361,819

Convertible Bonds*	—	654,390,545	—		654,390,545
Municipals*	—	201,344,108	—		201,344,108

Total Bonds and Notes	1,805,012	9,404,156,540	127,134,920		9,533,096,472

Loan Participations*	—	—	13,610,846	(b)	13,610,846
Senior Loans
Diversified Manufacturing	—	—	3,652,699	(b)	3,652,699
Technology	—	3,897,408	6,797,777	(b)	10,695,185
All Other Senior Loans*	—	321,924,793	—		321,924,793

Total Senior Loans	—	325,822,201	10,450,476		336,272,677

Common Stocks*	2,026,724,170	—	—		2,026,724,170
Preferred Stocks
Convertible Preferred Stocks
Midstream	2,975,119	16,508,217	3,761,217	(b)	23,244,553
REITs—Mortgage	—	1,926,720	—		1,926,720
All Other Convertible Preferred Stocks*	154,111,557	—	—		154,111,557

Total Convertible Preferred Stocks	157,086,676	18,434,937	3,761,217		179,282,830

Non-Convertible Preferred Stocks
Electric	—	37,691	—		37,691
REITs—Office Property	—	1,853,854	—		1,853,854
REITs—Warehouse/Industrials	—	7,392,716	—		7,392,716
All Other Non-Convertible Preferred Stocks*	8,842,975	—	—		8,842,975

Total Non-Convertible Preferred Stocks	8,842,975	9,284,261	—		18,127,236

Total Preferred Stocks	165,929,651	27,719,198	3,761,217		197,410,066

Closed-End Investment Companies	3,480,564	—	—		3,480,564
Short-Term Investments	—	454,808,452	—		454,808,452

Total	$2,197,939,397	$10,212,506,391	$154,957,459		$12,565,403,247

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(a)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$53,844,406	$—	$—	$(288,211)	$—	$(2,019,957)	$—	$—	$51,536,238	$(1,130,132)
Airlines	46,132,152	—	—	(73,418)	—	(650,163)	8,943,810	(46,132,152)	8,220,229	(73,418)
Building Materials	—	2,114	—	(139,592)	—	—	4,498,615	—	4,361,137	(139,592)
Chemicals	—	74,049	—	(9,564,779)	—	—	19,537,078	—	10,046,348	(9,564,779)
Metals & Mining	2,624,679	11,404	—	(2,390,019)	—	—	—	—	246,064	(2,390,019)
Non-Agency Commercial Mortgage-Backed Securities	30,346,820	—	—	(624,622)	—	(115,683)	—	—	29,606,515	(623,672)
Oil Field Services	205,000	7,289	—	(72,289)	—	—	—	—	140,000	(72,289)
Retailers	11,273,545	9,846	—	26,720	—	—	—	—	11,310,111	26,720
Transportation Services	12,632,376	—	121,056	(213,680)	—	(871,474)	—	—	11,668,278	(76,688)
Loan Participations	13,995,223	73,497	975	(3,869,745)	—	(237,102)	14,098,474	—	24,061,322	(3,870,276)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(7,877,070)	—	—	11,638,287	—	3,761,217	(7,877,070)

Total	$171,054,201	$178,199	$122,031	$(25,086,705)	$—	$(3,894,379)	$58,716,264	$(46,132,152)	$154,957,459	$(25,791,215)

A preferred stock valued at $11,638,287 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $14,098,474 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued at bid prices furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $19,537,078 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $13,442,425 were transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $46,132,152 was transferred from Level 3 to Level 2 during the period ended December 31, 2015. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	20.8%
Banking	5.5
Technology	5.2
Finance Companies	5.2
Semiconductors & Semiconductor Equipment	4.7
Pharmaceuticals	4.6
Wirelines	4.4
Chemicals	3.0
Healthcare	2.9
Airlines	2.9
Electronic Equipment, Instruments & Components	2.8
Sovereigns	2.5
Electric	2.0
Diversified Telecommunication Services	2.0
Metals & Mining	2.0
Other Investments, less than 2% each	24.7
Short-Term Investments	3.6

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at December 31, 2015 (Unaudited)

United States Dollar	77.6%
Mexican Peso	4.5
New Zealand Dollar	4.3
Canadian Dollar	4.1
Australian Dollar	3.0
Other, less than 2% each	5.3

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets
	Aerospace & Defense – 4.8%
232,997	Honeywell International, Inc.	$24,131,499
117,674	Northrop Grumman Corp.	22,218,028
257,880	United Technologies Corp.	24,774,532

		71,124,059

	Automobiles – 2.1%
492,829	General Motors Co.	16,761,114
318,259	Harley-Davidson, Inc.	14,445,776

		31,206,890

	Banks – 13.1%
2,051,795	Bank of America Corp.	34,531,710
610,294	Citigroup, Inc.	31,582,715
1,380,603	Fifth Third Bancorp	27,750,120
688,088	JPMorgan Chase & Co.	45,434,451
231,381	PNC Financial Services Group, Inc. (The)	22,052,923
618,670	Wells Fargo & Co.	33,630,901

		194,982,820

	Beverages – 1.6%
237,271	PepsiCo, Inc.	23,708,118

	Biotechnology – 1.4%
351,426	AbbVie, Inc.	20,818,476

	Capital Markets – 3.1%
192,189	Ameriprise Financial, Inc.	20,452,753
317,551	Legg Mason, Inc.	12,457,526
206,988	State Street Corp.	13,735,724

		46,646,003

	Chemicals – 1.4%
309,803	E.I. du Pont de Nemours & Co.	20,632,880

	Communications Equipment – 2.7%
849,588	Cisco Systems, Inc.	23,070,562
339,415	QUALCOMM, Inc.	16,965,659

		40,036,221

	Construction Materials – 1.6%
256,403	Vulcan Materials Co.	24,350,593

	Consumer Finance – 2.7%
217,177	American Express Co.	15,104,660
461,282	Discover Financial Services	24,733,941

		39,838,601

	Containers & Packaging – 1.4%
471,856	Sealed Air Corp.	21,044,778

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – 1.4%
435,180	Verizon Communications, Inc.	$20,114,020

	Electric Utilities – 1.3%
191,194	NextEra Energy, Inc.	19,863,145

	Electrical Equipment – 1.2%
356,136	Eaton Corp. PLC	18,533,317

	Electronic Equipment, Instruments & Components – 0.6%
684,570	Knowles Corp.(b)	9,125,318

	Energy Equipment & Services – 2.3%
630,752	Halliburton Co.	21,470,798
363,743	National Oilwell Varco, Inc.	12,181,753

		33,652,551

	Food & Staples Retailing – 1.4%
217,618	CVS Health Corp.	21,276,512

	Food Products – 1.6%
536,195	Mondelez International, Inc., Class A	24,042,984

	Health Care Equipment & Supplies – 1.7%
322,922	Medtronic PLC	24,839,160

	Health Care Providers & Services – 4.4%
256,827	Express Scripts Holding Co.(b)	22,449,248
83,116	Humana, Inc.	14,837,037
235,944	UnitedHealth Group, Inc.	27,756,452

		65,042,737

	Independent Power & Renewable Electricity Producers – 0.8%
840,496	Calpine Corp.(b)	12,161,977

	Insurance – 7.2%
441,881	American International Group, Inc.	27,383,365
537,076	FNF Group	18,620,425
477,237	MetLife, Inc.	23,007,596
192,236	Travelers Cos., Inc. (The)	21,695,755
498,492	Unum Group	16,594,799

		107,301,940

	Internet & Catalog Retail – 1.1%
590,689	Liberty Interactive Corp./QVC Group, Class A(b)	16,137,623

	Machinery – 2.1%
266,345	Ingersoll-Rand PLC	14,726,215
323,466	Pentair PLC	16,021,271

		30,747,486

	Media – 4.5%
427,236	Comcast Corp., Class A	24,108,927
282,683	Liberty Global PLC, Class A(b)	11,974,452
255,438	Omnicom Group, Inc.	19,326,439
259,781	Viacom, Inc., Class B	10,692,586

		66,102,404

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 1.2%
328,542	PG&E Corp.	$17,475,149

	Multiline Retail – 0.6%
128,439	Dollar General Corp.	9,230,911

	Oil, Gas & Consumable Fuels – 5.7%
239,722	Chevron Corp.	21,565,391
308,717	Hess Corp.	14,966,600
1,066,602	Marathon Oil Corp.	13,428,520
354,604	Royal Dutch Shell PLC, Sponsored ADR	16,237,317
256,541	Valero Energy Corp.	18,140,014

		84,337,842

	Pharmaceuticals – 9.4%
72,000	Allergan PLC(b)	22,500,000
339,513	Eli Lilly & Co.	28,607,366
562,048	Merck & Co., Inc.	29,687,375
970,948	Pfizer, Inc.	31,342,202
405,574	Teva Pharmaceutical Industries Ltd., Sponsored ADR	26,621,877

		138,758,820

	REITs - Diversified – 1.2%
580,145	Weyerhaeuser Co.	17,392,747

	Road & Rail – 1.3%
229,926	Norfolk Southern Corp.	19,449,440

	Software – 4.2%
789,090	Microsoft Corp.	43,778,713
848,997	Symantec Corp.	17,828,937

		61,607,650

	Specialty Retail – 1.1%
215,659	Lowe’s Cos., Inc.	16,398,710

	Technology Hardware, Storage & Peripherals – 2.3%
166,187	Apple, Inc.	17,492,844
640,120	EMC Corp.	16,438,281

		33,931,125

	Textiles, Apparel & Luxury Goods – 1.2%
153,599	Ralph Lauren Corp.	17,123,217

	Tobacco – 1.4%
233,688	Philip Morris International, Inc.	20,543,512

	Wireless Telecommunication Services – 1.1%
518,376	Vodafone Group PLC, Sponsored ADR	16,722,810

	Total Common Stocks (Identified Cost $1,237,977,344)	1,456,302,546

Description	Value (†)
Total Investments – 98.2% (Identified Cost $1,237,977,344)(a)	1,456,302,546
Other assets less liabilities – 1.8%	26,296,001

Net Assets – 100.0%	$1,482,598,547

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2015, the net unrealized appreciation on investments based on a cost of $1,237,977,344 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$325,477,131
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(107,151,929)

Net unrealized appreciation	$218,325,202

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,456,302,546	$—	$—	$1,456,302,546

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments. For the period ended December 31, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2015 (Unaudited)

Banks	13.1%
Pharmaceuticals	9.4
Insurance	7.2
Oil, Gas & Consumable Fuels	5.7
Aerospace & Defense	4.8
Media	4.5
Health Care Providers & Services	4.4
Software	4.2
Capital Markets	3.1
Communications Equipment	2.7
Consumer Finance	2.7
Technology Hardware, Storage & Peripherals	2.3
Energy Equipment & Services	2.3
Automobiles	2.1
Machinery	2.1
Other Investments, less than 2% each	27.6

Total Investments	98.2
Other assets less liabilities	1.8

Net Assets	100.0%

ITEM 2.    CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	Chief Executive Officer
Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	Chief Executive Officer
Date:	February 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 23, 2016